UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23180

T. Rowe Price Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

November 30, 2024

Total Return Fund

Investor Class (PTTFX)

This semi-annual shareholder report contains important information about Total Return Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Return Fund - Investor Class	$24	0.46%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$672,558
Number of Portfolio Holdings	1,461

Portfolio Turnover Rate	81.9%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	7.6%
AA Rated	7.1
A Rated	6.3
BBB Rated	13.8
BB Rated and Below	15.4
Not Rated	2.3
U.S. Government Agency Securities	25.1
U.S. Treasury Securities	20.3
Reserves	2.1

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Federal National Mortgage Assn.	12.9%
U.S. Treasury Notes	10.3
U.S. Treasury Bonds	10.0
Federal Home Loan Mortgage	6.0
Government National Mortgage Assn.	5.9
Rogers Communications	0.7
CarMax Auto Owner Trust	0.7
Carvana Auto Receivables Trust	0.7
Centene	0.7
Santander Drive Auto Receivables Trust	0.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

F228-053 1/25

Total Return Fund

Investor Class (PTTFX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

November 30, 2024

Total Return Fund

Advisor Class (PTATX)

This semi-annual shareholder report contains important information about Total Return Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Return Fund - Advisor Class	$39	0.75%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$672,558
Number of Portfolio Holdings	1,461

Portfolio Turnover Rate	81.9%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	7.6%
AA Rated	7.1
A Rated	6.3
BBB Rated	13.8
BB Rated and Below	15.4
Not Rated	2.3
U.S. Government Agency Securities	25.1
U.S. Treasury Securities	20.3
Reserves	2.1

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Federal National Mortgage Assn.	12.9%
U.S. Treasury Notes	10.3
U.S. Treasury Bonds	10.0
Federal Home Loan Mortgage	6.0
Government National Mortgage Assn.	5.9
Rogers Communications	0.7
CarMax Auto Owner Trust	0.7
Carvana Auto Receivables Trust	0.7
Centene	0.7
Santander Drive Auto Receivables Trust	0.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

F229-053 1/25

Total Return Fund

Advisor Class (PTATX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

November 30, 2024

Total Return Fund

I Class (PTKIX)

This semi-annual shareholder report contains important information about Total Return Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Return Fund - I Class	$16	0.32%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$672,558
Number of Portfolio Holdings	1,461

Portfolio Turnover Rate	81.9%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	7.6%
AA Rated	7.1
A Rated	6.3
BBB Rated	13.8
BB Rated and Below	15.4
Not Rated	2.3
U.S. Government Agency Securities	25.1
U.S. Treasury Securities	20.3
Reserves	2.1

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Federal National Mortgage Assn.	12.9%
U.S. Treasury Notes	10.3
U.S. Treasury Bonds	10.0
Federal Home Loan Mortgage	6.0
Government National Mortgage Assn.	5.9
Rogers Communications	0.7
CarMax Auto Owner Trust	0.7
Carvana Auto Receivables Trust	0.7
Centene	0.7
Santander Drive Auto Receivables Trust	0.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

F230-053 1/25

Total Return Fund

I Class (PTKIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
November 30, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PTTFX Total Return Fund
PTATX Total Return Fund–
.
Advisor Class
PTKIX Total Return Fund–
.
I Class

T. ROWE PRICE Total Return Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET
VALUE
Beginning of period $ 8.24 $ 8.53 $ 9.24 $ 10.49 $ 10.23 $ 10.14
Investment
activities
Net investment
income
(1)(2)
0.21 0.41 0.35 0.26 0.28 0.33
Net realized and
unrealized gain/
loss 0.20 (0.28) (0.69) (1.18) 0.30
(3)
0.26
Total from
investment
activities 0.41 0.13 (0.34) (0.92) 0.58 0.59
Distributions
Net investment
income (0.21) (0.38) (0.36) (0.26) (0.28) (0.34)
Net realized gain — — — (0.07) (0.04) (0.16)
Tax return of
capital — (0.04) (0.01) — — —
Total distributions (0.21) (0.42) (0.37) (0.33) (0.32) (0.50)
NET ASSET
VALUE
End of period $ 8.44 $ 8.24 $ 8.53 $ 9.24 $ 10.49 $ 10.23

T. ROWE PRICE Total Return Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(4)
5.00% 1.61% (3.69)% (8.99)% 5.69% 5.96%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.55%
(5)
0.58% 0.60% 0.55% 0.66% 0.92%
Net expenses
after waivers/
payments by
Price Associates 0.46%
(5)
0.46% 0.46% 0.49% 0.53% 0.54%
Net investment
income 5.03%
(5)
4.98% 4.06% 2.55% 2.69% 3.28%
Portfolio turnover
rate
(6)
81.9% 255.2% 323.0% 324.9% 458.4% 613.0%
Net assets, end
of period (in
thousands) $102,979 $95,934 $89,573 $93,291 $133,804 $97,873
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized
(6)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions; had these transactions been excluded from the calculation, the portfolio turnover for the periods ending 11/30/24, 5/31/24, 5/31/23 and 5/31/22 would have been
48.0%, 109.7%, 95.3% and 73.1%, respectively.

T. ROWE PRICE Total Return Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET
VALUE
Beginning of period $ 8.24 $ 8.53 $ 9.24 $ 10.49 $ 10.23 $ 10.14
Investment
activities
Net investment
income
(1)(2)
0.20 0.39 0.33 0.24 0.25 0.31
Net realized and
unrealized gain/
loss 0.21 (0.28) (0.70) (1.19) 0.30
(3)
0.25
Total from
investment
activities 0.41 0.11 (0.37) (0.95) 0.55 0.56
Distributions
Net investment
income (0.20) (0.36) (0.34) (0.23) (0.25) (0.31)
Net realized gain — — — (0.07) (0.04) (0.16)
Tax return of
capital — (0.04) —
(4)
— — —
Total distributions (0.20) (0.40) (0.34) (0.30) (0.29) (0.47)
NET ASSET
VALUE
End of period $ 8.45 $ 8.24 $ 8.53 $ 9.24 $ 10.49 $ 10.23

T. ROWE PRICE Total Return Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(5)
4.97% 1.32% (3.97)% (9.25)% 5.38% 5.65%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.92%
(6)
0.87% 0.80% 0.84% 1.08% 1.38%
Net expenses
after waivers/
payments by
Price Associates 0.75%
(6)
0.75% 0.75% 0.76% 0.82% 0.83%
Net investment
income 4.74%
(6)
4.67% 3.76% 2.42% 2.42% 3.00%
Portfolio turnover
rate
(7)
81.9% 255.2% 323.0% 324.9% 458.4% 613.0%
Net assets, end
of period (in
thousands) $792 $757 $826 $972 $259 $396
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Amounts round to less than $0.01 per share.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized
(7)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions; had these transactions been excluded from the calculation, the portfolio turnover for the periods ending 11/30/24, 5/31/24, 5/31/23 and 5/31/22 would have been
48.0%, 109.7%, 95.3% and 73.1%, respectively.

T. ROWE PRICE Total Return Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET
VALUE
Beginning of period $ 8.24 $ 8.53 $ 9.24 $ 10.49 $ 10.24 $ 10.14
Investment
activities
Net investment
income
(1)(2)
0.22 0.42 0.37 0.28 0.27 0.34
Net realized and
unrealized gain/
loss 0.21 (0.28) (0.70) (1.18) 0.31
(3)
0.28
Total from
investment
activities 0.43 0.14 (0.33) (0.90) 0.58 0.62
Distributions
Net investment
income (0.22) (0.39) (0.37) (0.28) (0.29) (0.36)
Net realized gain — — — (0.07) (0.04) (0.16)
Tax return of
capital — (0.04) (0.01) — — —
Total distributions (0.22) (0.43) (0.38) (0.35) (0.33) (0.52)
NET ASSET
VALUE
End of period $ 8.45 $ 8.24 $ 8.53 $ 9.24 $ 10.49 $ 10.24

T. ROWE PRICE Total Return Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(4)
5.19% 1.75% (3.56)% (8.86)% 5.73% 6.18%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.37%
(5)
0.38% 0.38% 0.39% 0.48% 0.81%
Net expenses
after waivers/
payments by
Price Associates 0.32%
(5)
0.33% 0.33% 0.34% 0.37% 0.42%
Net investment
income 5.17%
(5)
5.10% 4.21% 2.75% 2.60% 3.38%
Portfolio turnover
rate
(6)
81.9% 255.2% 323.0% 324.9% 458.4% 613.0%
Net assets, end
of period (in
thousands) $568,787 $549,443 $594,730 $546,335 $452,452 $8,894
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized
(6)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions; had these transactions been excluded from the calculation, the portfolio turnover for the periods ending 11/30/24, 5/31/24, 5/31/23 and 5/31/22 would have been
48.0%, 109.7%, 95.3% and 73.1%, respectively.

T. ROWE PRICE Total Return Fund
November 30, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  14.0%
Car Loan  4.4%
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class B
5.827%, 5/17/32 (1) 203 205
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class C
6.022%, 5/17/32 (1) 203 205
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class A2
4.97%, 9/15/32 (1) 250 250
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.215%, 9/15/32 (1) 250 250
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  430 438
AmeriCredit Automobile Receivables Trust
Series 2023-2, Class B
5.84%, 7/18/29  1,500 1,534
Avis Budget Rental Car Funding AESOP
Series 2022-5A, Class C
6.24%, 4/20/27 (1) 120 120
Avis Budget Rental Car Funding AESOP
Series 2023-2A, Class C
6.18%, 10/20/27 (1) 100 100
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class B, FRN
SOFR30A + 1.30%, 6.034%, 12/26/31 (1) 322 323
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 6.234%, 12/26/31 (1) 185 186
CarMax Auto Owner Trust
Series 2022-2, Class C
4.26%, 12/15/27  1,605 1,591
CarMax Auto Owner Trust
Series 2023-3, Class B
5.47%, 2/15/29  155 157
CarMax Auto Owner Trust
Series 2023-3, Class C
5.61%, 2/15/29  480 486
CarMax Auto Owner Trust
Series 2024-1, Class A4
4.94%, 8/15/29  270 273

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
CarMax Auto Owner Trust
Series 2024-1, Class C
5.47%, 8/15/29  515 520
CarMax Auto Owner Trust
Series 2024-2, Class D
6.42%, 10/15/30  1,190 1,225
CarMax Auto Owner Trust
Series 2024-3, Class A4
4.85%, 1/15/30  170 171
CarMax Auto Owner Trust
Series 2024-3, Class D
5.67%, 1/15/31  215 217
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  230 233
CarMax Select Receivables Trust
Series 2024-A, Class C
5.62%, 1/15/30  970 989
Carvana Auto Receivables Trust
Series 2021-P1, Class D
1.82%, 12/10/27  525 502
Carvana Auto Receivables Trust
Series 2022-N1, Class D
4.13%, 12/11/28 (1) 856 845
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  1,210 1,160
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 330 333
Carvana Auto Receivables Trust
Series 2024-N1, Class C
5.80%, 5/10/30 (1) 865 880
Carvana Auto Receivables Trust
Series 2024-N2, Class B
5.67%, 9/10/30 (1) 350 355
Carvana Auto Receivables Trust
Series 2024-N2, Class C
5.82%, 9/10/30 (1) 450 457
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  135 137
Exeter Automobile Receivables Trust
Series 2023-4A, Class B
6.31%, 10/15/27  570 573

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Ford Credit Auto Lease Trust
Series 2023-A, Class B
5.29%, 6/15/26  760 762
Ford Credit Auto Lease Trust
Series 2023-B, Class B
6.20%, 2/15/27  105 106
Ford Credit Auto Lease Trust
Series 2023-B, Class C
6.43%, 4/15/27  400 408
Ford Credit Auto Lease Trust
Series 2023-B, Class D
6.97%, 6/15/28  330 337
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class B
5.03%, 9/18/28  290 292
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class B
5.72%, 1/16/29  155 158
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class C
5.92%, 2/16/29  255 261
GMF Floorplan Owner Revolving Trust
Series 2023-1, Class B
5.73%, 6/15/28 (1) 1,555 1,571
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 450 455
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B1
5.442%, 10/20/32 (1) 1,055 1,056
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class A
5.59%, 4/25/29 (1) 150 152
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class B
5.79%, 4/25/29 (1) 85 86
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class C
6.13%, 4/25/29 (1) 130 131
Navistar Financial Dealer Note Master Owner Trust II
Series 2023-1, Class A
6.18%, 8/25/28 (1) 250 252
Santander Bank Auto Credit-Linked Notes
Series 2021-1A, Class C
3.268%, 12/15/31 (1) 14 14

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Bank Auto Credit-Linked Notes
Series 2022-B, Class B
5.721%, 8/16/32 (1) 57 57
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class A2
6.024%, 12/15/32 (1) 425 431
Santander Bank Auto Credit-Linked Notes
Series 2023-A, Class B
6.493%, 6/15/33 (1) 224 225
Santander Bank Auto Credit-Linked Notes
Series 2023-A, Class C
6.736%, 6/15/33 (1) 119 120
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class C
5.933%, 12/15/33 (1) 1,241 1,252
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class B
5.622%, 6/15/32 (1) 295 297
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class C
5.818%, 6/15/32 (1) 355 357
Santander Consumer Auto Receivables Trust
Series 2021-AA, Class D
1.57%, 1/15/27 (1) 665 647
Santander Drive Auto Receivables Trust
Series 2021-4, Class E
4.03%, 3/15/29 (1) 3,500 3,452
Santander Retail Auto Lease Trust
Series 2022-B, Class B
3.85%, 3/22/27 (1) 615 614
SBNA Auto Lease Trust
Series 2024-A, Class A4
5.24%, 1/22/29 (1) 465 468
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class B
5.38%, 1/21/31 (1) 1,035 1,048
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 95 96
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 142 143
29,963

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Collateralized Mortgage Obligations  0.1%
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class D
3.299%, 2/17/39 (1) 620 584
584
Other Asset-Backed Securities  9.0%
AGL
Series 2021-14A, Class B1, CLO, FRN
3M TSFR + 1.912%, 6.529%, 12/2/34 (1) 1,505 1,509
Amur Equipment Finance Receivables IX
Series 2021-1A, Class E
4.13%, 3/20/28 (1) 628 627
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 2,520 2,475
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class B
5.37%, 1/21/31 (1) 835 844
Apidos XXXVII
Series 2021-37A, Class B, CLO, FRN
3M TSFR + 1.862%, 6.493%, 10/22/34 (1) 525 526
Applebee's Funding
Series 2019-1A, Class A2II
4.723%, 6/5/49 (1) 2,077 2,037
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 410 416
CIFC Funding
Series 2019-5A, Class BR, CLO, FRN
3M TSFR + 2.412%, 7.068%, 1/15/35 (1) 1,650 1,653
Clarus Capital Funding
Series 2024-1A, Class B
4.79%, 8/20/32 (1) 270 267
Cologix Canadian Issuer
Series 2022-1CAN, Class A2
4.94%, 1/25/52 (CAD) (1) 1,460 997
Crossroads Asset Trust
Series 2024-A, Class A2
5.90%, 8/20/30 (1) 350 354
Crown Point
Series 2018-7A, Class AR, CLO, FRN
3M TSFR + 1.23%, 5.847%, 10/20/31 (1) 1,339 1,341
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 1,275 1,226

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Dell Equipment Finance Trust
Series 2024-1, Class D
6.12%, 9/23/30 (1) 175 178
Dell Equipment Finance Trust
Series 2024-2, Class B
4.82%, 8/22/30 (1) 100 100
Dell Equipment Finance Trust
Series 2024-2, Class D
5.29%, 2/24/31 (1) 210 210
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 215 215
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 226 230
Elara HGV Timeshare Issuer
Series 2023-A, Class C
7.30%, 2/25/38 (1) 303 309
FirstKey Homes Trust
Series 2020-SFR1, Class B
1.74%, 8/17/37 (1) 750 731
FirstKey Homes Trust
Series 2020-SFR2, Class D
1.968%, 10/19/37 (1) 1,410 1,364
Frontier Issuer
Series 2023-1, Class C
11.50%, 8/20/53 (1) 1,175 1,253
Frontier Issuer
Series 2024-1, Class C
11.16%, 6/20/54 (1) 77 86
Golub Capital Partners
Series 2019-43A, Class A1R, CLO, FRN
3M TSFR + 1.34%, 5.889%, 10/20/37 (1) 1,180 1,180
Goto Foods Funding
Series 2017-1A, Class A2II
5.093%, 4/30/47 (1) 1,725 1,704
Goto Foods Funding
Series 2022-1, Class A2
7.206%, 7/30/52 (1) 1,496 1,527
GreatAmerica Leasing Receivables Funding
Series 2021-2, Class A3
0.67%, 7/15/25  109 108
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 1,930 1,813

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 900 921
Highbridge Loan Management
Series 5A-2015, Class A1R3, CLO, FRN
3M TSFR + 1.06%, 6.068%, 10/15/30 (1) 500 500
Hilton Grand Vacations Trust
Series 2020-AA, Class C
6.42%, 2/25/39 (1) 32 32
Home Partners of America Trust
Series 2022-1, Class A
3.93%, 4/17/39 (1) 941 921
Home Partners of America Trust
Series 2022-1, Class D
4.73%, 4/17/39 (1) 1,753 1,710
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 320 325
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 145 148
HPEFS Equipment Trust
Series 2024-1A, Class C
5.33%, 5/20/31 (1) 1,190 1,196
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 140 142
HPEFS Equipment Trust
Series 2024-2A, Class D
5.82%, 4/20/32 (1) 350 355
HPS Loan Management
Series 11A-17, Class BR, CLO, FRN
3M TSFR + 1.812%, 6.343%, 5/6/30 (1) 415 416
HPS Loan Management
Series 11A-17, Class CR, CLO, FRN
3M TSFR + 2.212%, 6.743%, 5/6/30 (1) 1,830 1,833
Invesco U.S.
Series 2023-1A, Class AR, CLO, FRN
3M TSFR + 1.57%, 6.202%, 4/22/37 (1) 745 750
Jack in the Box Funding
Series 2019-1A, Class A23
4.97%, 8/25/49 (1) 955 911
Jamestown XV
Series 2020-15A, Class A1R, CLO, FRN
3M TSFR + 1.37%, 6.026%, 7/15/35 (1) 1,370 1,377

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Jersey Mike's Funding
Series 2019-1A, Class A2
4.433%, 2/15/50 (1) 189 186
KKR
Series 2022-43A, Class BR, CLO, FRN
3M TSFR + 2.50%, 7.156%, 1/15/36 (1) 1,775 1,794
Kubota Credit Owner Trust
Series 2023-1A, Class A4
5.07%, 2/15/29 (1) 340 342
Madison Park Funding LX
Series 2022-60A, Class BR, CLO, FRN
3M TSFR + 1.75%, 6.376%, 10/25/37 (1) 1,670 1,666
Madison Park Funding XXIV
Series 2016-24A, Class CR2, CLO, FRN
3M TSFR + 2.05%, 6.667%, 10/20/29 (1) 725 726
Madison Park Funding XXXV
Series 2019-35A, Class CR, CLO, FRN
3M TSFR + 2.162%, 6.779%, 4/20/32 (1) 2,500 2,503
MidOcean Credit XI
Series 2022-11A, Class BR, CLO, FRN
3M TSFR + 2.65%, 7.282%, 10/18/33 (1) 1,685 1,690
MVW
Series 2020-1A, Class C
4.21%, 10/20/37 (1) 72 71
MVW
Series 2023-1A, Class B
5.42%, 10/20/40 (1) 772 774
MVW Owner Trust
Series 2019-1A, Class C
3.33%, 11/20/36 (1) 41 41
Neuberger Berman Loan Advisers
Series 2019-32A, Class BR, CLO, FRN
3M TSFR + 1.662%, 6.279%, 1/20/32 (1) 250 250
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 5.766%, 11/13/31 (1) 788 789
OCP
Series 2014-7A, Class A2RR, CLO, FRN
3M TSFR + 1.912%, 6.529%, 7/20/29 (1) 1,095 1,097
OCP
Series 2017-13A, Class B1R2, CLO, FRN
3M TSFR + 1.70%, 6.247%, 11/26/37 (1) 705 705
Octane Receivables Trust
Series 2022-2A, Class A
5.11%, 2/22/28 (1) 229 229

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 80 80
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 100 103
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 93 94
Progress Residential Trust
Series 2024-SFR5, Class A
3.00%, 8/9/29 (1) 275 252
RR 34
Series 2024-34RA, Class A2AR, CLO, FRN
3M TSFR + 1.70%, 6.262%, 10/15/39 (1) 535 535
SCF Equipment Leasing
Series 2024-1A, Class D
6.58%, 6/21/33 (1) 700 719
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 1,055 1,082
Sierra Timeshare Receivables Funding
Series 2020-2A, Class C
3.51%, 7/20/37 (1) 16 16
Sierra Timeshare Receivables Funding
Series 2023-2A, Class C
7.30%, 4/20/40 (1) 532 544
Signal Peak
Series 2018-5A, Class BR, CLO, FRN
3M TSFR + 2.20%, 6.826%, 4/25/37 (1) 950 956
SOUND POINT XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 1/20/32 (1)(2) 250 250
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 5.856%, 10/15/31 (1) 1,331 1,333
THL Credit Wind River
Series 2019-3A, Class CR2, CLO, FRN
3M TSFR + 2.00%, 4/15/31 (1)(2) 965 965
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 470 465
Tricon Residential Trust
Series 2024-SFR2, Class D
6.00%, 6/17/40 (1) 870 866

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Tricon Residential Trust
Series 2024-SFR3, Class A
4.50%, 8/17/41 (1) 315 308
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 215 218
Voya
Series 2018-3A, Class A1R2, CLO, FRN
3M TSFR + 1.20%, 5.856%, 10/15/31 (1) 644 644
Voya
Series 2018-3A, Class BR2, CLO, FRN
3M TSFR + 1.80%, 6.456%, 10/15/31 (1) 410 410
Wellfleet
Series 2018-2A, Class BR, CLO, FRN
3M TSFR + 1.588%, 6.206%, 10/20/31 (1) 1,310 1,312
60,832
Student Loan  0.5%
Navient Private Education Refi Loan Trust
Series 2020-BA, Class B
2.77%, 1/15/69 (1) 975 819
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 600 516
Navient Private Education Refi Loan Trust
Series 2020-FA, Class B
2.69%, 7/15/69 (1) 400 330
Navient Private Education Refi Loan Trust
Series 2020-HA, Class B
2.78%, 1/15/69 (1) 1,340 1,126
SMB Private Education Loan Trust
Series 2017-B, Class A2A
2.82%, 10/15/35 (1) 51 50
SMB Private Education Loan Trust
Series 2020-PTB, Class A2A
1.60%, 9/15/54 (1) 264 243
3,084
Total Asset-Backed Securities
(Cost $94,398) 94,463
BANK LOANS  7.6% (3)
CORPORATE SECURITIES  0.0%
Other Telecommunications  0.0%
Quality Tech, FRN
1M TSFR + 3.50%, 8.024%, 10/30/31 (4) 210 208
Total Corporate Securities 208

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
FINANCIAL INSTITUTIONS  1.2%
Brokerage Asset Managers Exchanges  0.0%
RFS OPCO, FRN
1M TSFR + 4.75%, 11/25/31 (2)(4) 100 99
RFS OPCO, FRN
1M TSFR + 4.75%, 9.354%, 4/4/31 (4) 205 203
302
Insurance  1.2%
Alliant Holdings Intermediate, FRN
1M TSFR + 2.75%, 7.349%, 9/19/31  660 664
AssuredPartners, FRN
1M TSFR + 3.50%, 8.073%, 2/14/31  1,274 1,282
Asurion, FRN
1M TSFR + 5.25%, 9.937%, 1/31/28  849 833
Asurion, FRN
1M TSFR + 5.25%, 9.937%, 1/20/29  333 324
HUB International, FRN
3M TSFR + 2.75%, 7.367%, 6/20/30  1,622 1,633
Jones Deslauriers Insurance Management, FRN
3M TSFR + 3.25%, 7.821%, 3/15/30  771 774
OneDigital Borrower, FRN
1M TSFR + 5.25%, 9.823%, 7/2/32 (2) 1,010 1,002
TIH Insurance Holdings, FRN
3M TSFR + 3.25%, 7.854%, 5/6/31  365 366
TIH Insurance Holdings, FRN
3M TSFR + 4.75%, 9.354%, 5/6/32  845 862
7,740
Total Financial Institutions 8,042
INDUSTRIAL  6.0%
Basic Industry  0.2%
Arsenal AIC Parent, FRN
1M TSFR + 3.25%, 7.823%, 8/18/30  536 540
Vibrantz Technologies, FRN
3M TSFR + 4.25%, 9.058%, 4/23/29  464 464
1,004
Capital Goods  1.0%
Charter Next Generation, FRN
1M TSFR + 3.00%, 7.685%, 12/2/30  1,606 1,618
Engineered Machinery Holdings, FRN
3M TSFR + 6.00%, 10.865%, 5/21/29  740 741
Engineered Machinery Holdings, FRN
3M TSFR + 6.50%, 11.365%, 5/21/29  700 700
Filtration Group, FRN
1M TSFR + 3.50%, 8.187%, 10/21/28  1,314 1,324

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
LTI Holdings, FRN
1M TSFR + 4.75%, 9.323%, 7/29/29 (2) 870 872
Madison Safety & Flow, FRN
1M TSFR + 3.25%, 7.823%, 9/26/31  185 187
MITER Brands Acquisition Holdco, FRN
1M TSFR + 3.00%, 7.573%, 3/28/31  364 367
Pro Mach Group, FRN
1M TSFR + 3.50%, 8.073%, 8/31/28 (2) 325 328
TK Elevator U.S. Newco, FRN
6M TSFR + 3.50%, 8.588%, 4/30/30  474 478
Wec U.S. Holdings, FRN
1M TSFR + 2.25%, 6.803%, 1/27/31  370 371
6,986
Communications  0.6%
BCPE Pequod Buyer, FRN
1M TSFR + 3.50%, 9/19/31 (2) 515 518
Clear Channel International
7.50%, 4/1/27 (4) 340 335
Clear Channel Outdoor Holdings, FRN
1M TSFR + 4.00%, 8.687%, 8/21/28  643 644
CMG Media, FRN
1M TSFR + 3.50%, 8.171%, 6/18/29  447 392
Connect Finco, FRN
1M TSFR + 4.50%, 9.073%, 9/27/29  249 215
CSC Holdings, FRN
1M TSFR + 4.50%, 9.109%, 1/18/28  546 535
Level 3 Financing, FRN
1M TSFR + 6.56%, 4/15/29 (2) 650 663
Lumen Technologies, Class A, FRN
1M TSFR + 6.00%, 6/1/28  135 135
Radiate Holdco, FRN
1M TSFR + 3.25%, 7.937%, 9/25/26 (2) 383 334
3,771
Consumer Cyclical  0.7%
Belron Finance, FRN
1M TSFR + 2.75%, 7.273%, 10/16/31  155 157
Caesars Entertainment, FRN
1M TSFR + 2.25%, 6.823%, 2/6/31  587 589
CNT Holdings I, FRN
1M TSFR + 3.50%, 8.085%, 11/8/27  303 305
Delta 2, FRN
3M TSFR + 2.00%, 6.604%, 9/10/31  390 391
EG Finco, FRN
3M EURIBOR + 7.00%, 9.912%, 4/30/27 (EUR)  355 371
Great Canadian Gaming, FRN
1M TSFR + 4.00%, 8.522%, 11/1/29  335 334

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
IRB Holding, FRN
1M TSFR + 2.75%, 7.423%, 12/15/27  559 562
Ontario Gaming GTA, FRN
3M TSFR + 4.25%, 8.893%, 8/1/30  666 668
Tenneco, FRN
3M TSFR + 5.00%, 9.704%, 11/17/28  205 200
UFC Holdings, FRN
1M TSFR + 2.25%, 6.77%, 11/14/31  250 252
Wand NewCo 3, FRN
1M TSFR + 3.25%, 7.854%, 1/30/31  795 800
4,629
Consumer Non-Cyclical  0.4%
Bausch + Lomb, FRN
1M TSFR + 3.25%, 7.938%, 5/10/27  811 813
LifePoint Health, FRN
1M TSFR + 3.75%, 8.406%, 5/17/31  597 599
LifePoint Health, FRN
1M TSFR + 4.00%, 8.632%, 5/17/31  130 130
Medline Borrower, FRN
1M TSFR + 2.25%, 6.823%, 10/23/28  666 670
Phoenix Newco, FRN
1M TSFR + 3.00%, 7.573%, 11/15/28  342 344
Star Parent, FRN
3M TSFR + 3.75%, 8.354%, 9/27/30  194 190
2,746
Energy  0.1%
Brazos Delaware II, FRN
6M TSFR + 3.50%, 8.255%, 2/11/30  349 351
EPIC Crude Services, FRN
3M TSFR + 3.00%, 7.656%, 10/15/31  210 211
Prairie ECI Acquiror, FRN
1M TSFR + 4.75%, 9.323%, 8/1/29  345 347
909
Technology  2.9%
Applied Systems, FRN
3M TSFR + 3.00%, 7.604%, 2/24/31  1,613 1,626
Applied Systems, FRN
3M TSFR + 5.25%, 9.854%, 2/23/32  1,437 1,477
Ascend Learning, FRN
1M TSFR + 3.50%, 8.173%, 12/11/28  183 183
Ascend Learning, FRN
1M TSFR + 5.75%, 10.423%, 12/10/29  990 987
AthenaHealth Group, FRN
1M TSFR + 3.25%, 7.823%, 2/15/29  454 455
Boost Newco Borrower, FRN
3M TSFR + 2.50%, 7.104%, 1/31/31  345 348

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Boxer Parent, FRN
3M TSFR + 5.75%, 10.335%, 7/30/32  410 403
Central Parent, FRN
3M TSFR + 3.25%, 7.854%, 7/6/29  270 271
Cloud Software Group, FRN
1M TSFR + 3.75%, 3/24/31 (2) 410 412
Cloud Software Group, FRN
3M TSFR + 3.50%, 8.021%, 3/30/29  726 728
CoreLogic, FRN
1M TSFR + 6.50%, 11.187%, 6/4/29  380 370
Delta Topco, FRN
3M TSFR + 3.50%, 8.198%, 11/30/29  722 726
Delta Topco, FRN
3M TSFR + 5.25%, 9.948%, 11/29/30  985 999
Dye & Durham, FRN
3M TSFR + 4.25%, 8.954%, 4/11/31  187 187
Ellucian Holdings, FRN
1M TSFR + 3.00%, 10/29/29 (2) 120 121
Ellucian Holdings, FRN
1M TSFR + 4.75%, 11/14/32 (2) 1,407 1,414
Epicor Software, FRN
1M TSFR + 3.25%, 7.823%, 5/30/31 (2) 1,418 1,428
Icon Parent, FRN
1M TSFR + 3.00%, 7.516%, 9/11/31  475 478
Icon Parent, FRN
1M TSFR + 5.00%, 9.516%, 9/11/32  535 545
Jaggaer, FRN
1M TSFR + 3.25%, 10/7/31 (2) 305 307
Jaggaer, FRN
1M TSFR + 5.25%, 10/7/32 (2) 830 826
McAfee, FRN
1M TSFR + 3.25%, 7.803%, 3/1/29  520 522
Neptune Bidco U.S., FRN
3M TSFR + 5.00%, 9.758%, 4/11/29  355 323
Nielsen Holdings, FRN
3M TSFR + 9.75%, 10/11/29 (2)(5) 130 130
Peraton, FRN
3M TSFR + 8.00%, 12.614%, 2/1/29  317 255
Project Alpha Intermediate Holding, FRN
1M TSFR + 3.25%, 10/28/30 (2) 195 196
Project Alpha Intermediate Holding, FRN
1M TSFR + 5.00%, 11/21/32 (2) 590 592
RealPage, FRN
1M TSFR + 6.50%, 11.187%, 4/23/29  1,654 1,632

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
UKG, FRN
3M TSFR + 3.25%, 7.926%, 2/10/31  1,598 1,609
19,550
Transportation  0.1%
AAdvantage Loyalty IP, FRN
3M TSFR + 4.75%, 9.629%, 4/20/28 (2) 691 713
713
Total Industrial 40,308
UTILITY  0.4%
Electric  0.4%
Cornerstone Generation, FRN
1M TSFR + 3.25%, 10/28/31 (2) 550 554
Edgewater Generation, FRN
1M TSFR + 4.25%, 8.823%, 8/1/30  685 693
Talen Energy Supply, FRN
1M TSFR + 3.50%, 8.023%, 5/17/30  764 768
Vistra Zero Operating, FRN
1M TSFR + 2.75%, 7.323%, 4/30/31  348 351
Total Utility 2,366
Total Bank Loans
(Cost $50,696) 50,924
COMMON STOCKS  0.0%
INDUSTRIAL  0.0%
Communications  0.0%
Clear Channel Outdoor Holdings (5) 1 1
Total Industrial 1
Total Common Stocks
(Cost $3) 1
CONVERTIBLE BONDS  0.1%
INDUSTRIAL  0.1%
Consumer Cyclical  0.1%
Alibaba Group Holding, 0.50%, 6/1/31 (1) 285 308
Rivian Automotive, 4.625%, 3/15/29  230 226
Total Industrial 534
Total Convertible Bonds
(Cost $609) 534

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
CONVERTIBLE PREFERRED STOCKS  0.1%
FINANCIAL INSTITUTIONS  0.1%
Brokerage Asset Managers Exchanges  0.1%
Ares Management, Series B, 6.75%, 10/1/27  9 494
Total Financial Institutions 494
INDUSTRIAL  0.0%
Capital Goods  0.0%
Boeing, 6.00%, 10/15/27  5 263
Total Industrial 263
Total Convertible Preferred Stocks
(Cost $678) 757
CORPORATE BONDS  20.5%
FINANCIAL INSTITUTIONS  5.4%
Banking  2.5%
Banco Santander, VR, 4.175%, 3/24/28 (6) 200 196
Bank of America, VR, 5.425%, 8/15/35 (6) 1,010 1,008
Bank of America, VR, 5.518%, 10/25/35 (6) 1,005 1,005
Bank of New York Mellon, VR, 5.188%, 3/14/35 (6) 465 471
BNP Paribas, VR, 5.497%, 5/20/30 (1)(6) 850 866
CaixaBank, VR, 6.037%, 6/15/35 (1)(6) 600 616
CaixaBank, VR, 6.208%, 1/18/29 (1)(6) 1,645 1,690
Capital One Financial, VR, 2.359%, 7/29/32 (6) 114 93
Capital One Financial, VR, 5.70%, 2/1/30 (6)(7) 355 363
Citigroup, VR, 5.827%, 2/13/35 (6) 650 661
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (6) 375 392
Goldman Sachs Group, VR, 3.102%, 2/24/33 (6) 375 330
HSBC Holdings, VR, 6.161%, 3/9/29 (6) 330 342
Huntington Bancshares, VR, 2.487%, 8/15/36 (6) 313 256
JPMorgan Chase, VR, 1.764%, 11/19/31 (6) 815 685
JPMorgan Chase, VR, 2.522%, 4/22/31 (6) 45 40
JPMorgan Chase, VR, 2.956%, 5/13/31 (6) 370 334
JPMorgan Chase, VR, 5.35%, 6/1/34 (6) 1,045 1,064
Morgan Stanley, VR, 3.622%, 4/1/31 (6) 1,740 1,637
PNC Financial Services Group, VR, 5.676%, 1/22/35 (6) 660 682
Santander Holdings USA, VR, 6.342%, 5/31/35 (6) 1,180 1,217
Societe Generale, VR, 5.519%, 1/19/28 (1)(6) 468 471
Standard Chartered, VR, 2.608%, 1/12/28 (1)(6) 550 524
UBS Group, VR, 2.746%, 2/11/33 (1)(6) 311 265
UBS Group, VR, 6.537%, 8/12/33 (1)(6) 910 982

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Wells Fargo, VR, 2.879%, 10/30/30 (6) 250 228
Wells Fargo, VR, 6.85% (6)(8) 655 678
17,096
Brokerage Asset Managers Exchanges  0.2%
HAT Holdings I, 8.00%, 6/15/27 (1) 227 237
Hightower Holding, 9.125%, 1/31/30 (1) 490 517
Jane Street Group, 6.125%, 11/1/32 (1) 285 286
Jane Street Group, 7.125%, 4/30/31 (1) 548 569
1,609
Finance Companies  0.3%
AerCap Ireland Capital, 5.30%, 1/19/34  685 686
Midcap Financial Issuer Trust, 6.50%, 5/1/28 (1) 220 215
Navient, 5.625%, 8/1/33  148 132
Navient, 9.375%, 7/25/30  500 549
Navient, 11.50%, 3/15/31  295 335
OneMain Finance, 9.00%, 1/15/29  410 435
2,352
Financial Other  0.1%
Howard Hughes, 5.375%, 8/1/28 (1) 345 338
Kaisa Group Holdings, 11.25%, 4/9/22 (5)(9) 850 47
385
Insurance  1.7%
Acrisure, 7.50%, 11/6/30 (1) 125 127
Acrisure, 8.50%, 6/15/29 (1) 340 354
Alliant Holdings Intermediate, 6.75%, 4/15/28 (1) 200 202
Alliant Holdings Intermediate, 7.00%, 1/15/31 (1) 327 331
Alliant Holdings Intermediate, 7.375%, 10/1/32 (1) 225 226
AssuredPartners, 7.50%, 2/15/32 (1) 257 261
Centene, 2.50%, 3/1/31  1,860 1,556
Centene, 2.625%, 8/1/31  840 700
Centene, 3.00%, 10/15/30  325 283
Centene, 3.375%, 2/15/30  590 530
Centene, 4.625%, 12/15/29  1,397 1,336
Elevance Health, 4.95%, 11/1/31  610 610
Health Care Service A Mutual Legal Reserve, 5.875%, 6/15/54 (1) 830 843
HUB International, 7.25%, 6/15/30 (1) 1,145 1,185
HUB International, 7.375%, 1/31/32 (1) 160 163
Humana, 5.375%, 4/15/31  676 681
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (1) 295 312
Jones Deslauriers Insurance Management, 10.50%, 12/15/30 (1) 1,215 1,314
Panther Escrow Issuer, 7.125%, 6/1/31 (1) 340 347
11,361
Real Estate Investment Trusts  0.6%
Alexandria Real Estate Equities, 5.25%, 5/15/36  155 155

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Brixmor Operating Partnership, 4.05%, 7/1/30  266 253
Brixmor Operating Partnership, 4.125%, 5/15/29  1,269 1,226
Goodman U.S. Finance Six, 5.125%, 10/7/34 (1) 180 178
Healthcare Realty Holdings, 2.40%, 3/15/30  120 103
Kilroy Realty, 2.50%, 11/15/32  130 103
Kilroy Realty, 3.05%, 2/15/30  170 151
MPT Operating Partnership, 0.993%, 10/15/26 (EUR)  905 784
MPT Operating Partnership, 5.00%, 10/15/27 (7) 190 161
Regency Centers, 5.10%, 1/15/35  175 174
Service Properties Trust, 8.625%, 11/15/31 (1) 390 413
3,701
Total Financial Institutions 36,504
INDUSTRIAL  13.6%
Basic Industry  0.8%
Arsenal AIC Parent, 11.50%, 10/1/31 (1) 695 784
ATI, 7.25%, 8/15/30  160 167
Carpenter Technology, 7.625%, 3/15/30  320 330
Celanese U.S. Holdings, 6.33%, 7/15/29  346 357
Celanese U.S. Holdings, 6.379%, 7/15/32  911 947
Celanese U.S. Holdings, 6.80%, 11/15/30  311 326
South32 Treasury, 4.35%, 4/14/32 (1) 2,120 1,975
Vibrantz Technologies, 9.00%, 2/15/30 (1)(7) 340 322
WR Grace Holdings, 4.875%, 6/15/27 (1) 215 211
WR Grace Holdings, 7.375%, 3/1/31 (1) 71 74
5,493
Capital Goods  1.1%
BAE Systems, 5.50%, 3/26/54 (1) 1,000 1,004
Boeing, 3.75%, 2/1/50  204 144
Boeing, 6.858%, 5/1/54 (1) 1,905 2,059
Huntington Ingalls Industries, 5.353%, 1/15/30  90 91
Ingersoll Rand, 5.70%, 6/15/54  220 227
Itelyum Regeneration, 4.625%, 10/1/26 (EUR)  720 754
Owens Corning, 5.70%, 6/15/34  350 363
Regal Rexnord, 6.05%, 2/15/26  355 358
Regal Rexnord, 6.05%, 4/15/28  53 54
Regal Rexnord, 6.30%, 2/15/30  65 68
TK Elevator Holdco, 6.625%, 7/15/28 (EUR)  734 775
TK Elevator Holdco, 7.625%, 7/15/28 (1) 315 316
TK Elevator U.S. Newco, 5.25%, 7/15/27 (1) 210 206
TransDigm, 6.875%, 12/15/30 (1) 201 207
TransDigm, 7.125%, 12/1/31 (1) 450 467
7,093

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Communications  3.2%
Altice Financing, 9.625%, 7/15/27 (1) 460 428
Altice France Holding, 10.50%, 5/15/27 (1) 510 145
AppLovin, 5.375%, 12/1/31  220 222
Axian Telecom, 7.375%, 2/16/27 (1) 525 527
CCO Holdings, 4.25%, 2/1/31 (1) 395 352
CCO Holdings, 4.50%, 6/1/33 (1) 150 129
CCO Holdings, 6.375%, 9/1/29 (1) 265 266
CCO Holdings, 7.375%, 3/1/31 (1) 440 455
Cellnex Finance, 2.00%, 9/15/32 (EUR)  200 193
Cellnex Finance, 2.00%, 2/15/33 (EUR)  400 380
Cellnex Telecom, 1.75%, 10/23/30 (EUR) (7) 500 490
Charter Communications Operating, 2.80%, 4/1/31  2,055 1,758
Charter Communications Operating, 6.10%, 6/1/29  280 288
Charter Communications Operating, 6.384%, 10/23/35  400 410
Charter Communications Operating, 6.55%, 6/1/34  242 253
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (1) 185 163
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (1) 195 179
Clear Channel Outdoor Holdings, 9.00%, 9/15/28 (1) 300 318
CMG Media, 8.875%, 6/18/29 (1) 340 232
Connect Finco, 9.00%, 9/15/29 (1) 290 268
CSC Holdings, 5.50%, 4/15/27 (1) 230 207
CSC Holdings, 11.75%, 1/31/29 (1) 400 397
Directv Financing, 5.875%, 8/15/27 (1) 223 219
DISH DBS, 5.25%, 12/1/26 (1) 345 317
DISH DBS, 5.75%, 12/1/28 (1) 250 218
DISH DBS, 7.75%, 7/1/26  300 257
DISH Network, 11.75%, 11/15/27 (1) 255 270
EchoStar, 10.75%, 11/30/29  480 517
Intelsat Jackson Holdings, 6.50%, 3/15/30 (1) 230 214
Level 3 Financing, 10.00%, 10/15/32 (1) 225 225
Level 3 Financing, 10.75%, 12/15/30 (1) 296 333
Level 3 Financing, 11.00%, 11/15/29 (1) 192 218
Meta Platforms, 5.40%, 8/15/54  75 77
Midcontinent Communications, 8.00%, 8/15/32 (1) 345 361
PT Tower Bersama Infrastructure, 2.75%, 1/20/26  410 398
Rogers Communications, 3.80%, 3/15/32  3,070 2,816
Rogers Communications, 4.55%, 3/15/52  1,170 989
Rogers Communications, 5.30%, 2/15/34  855 854
SBA Tower Trust, 2.328%, 1/15/28 (1) 95 86
SBA Tower Trust, 2.836%, 1/15/25 (1) 450 449
SBA Tower Trust, 4.831%, 10/15/29 (1) 2,830 2,755
Sirius XM Radio, 4.00%, 7/15/28 (1) 200 187

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Sirius XM Radio, 5.00%, 8/1/27 (1) 137 135
Sprint Capital, 8.75%, 3/15/32  825 996
Stagwell Global, 5.625%, 8/15/29 (1) 305 294
Univision Communications, 8.00%, 8/15/28 (1) 213 218
Viasat, 7.50%, 5/30/31 (1)(7) 280 189
21,652
Consumer Cyclical  1.5%
Allied Universal Holdco, 7.875%, 2/15/31 (1) 189 193
Bath & Body Works, 6.625%, 10/1/30 (1) 105 107
Bath & Body Works, 6.75%, 7/1/36  160 165
Caesars Entertainment, 7.00%, 2/15/30 (1) 380 391
Carnival, 7.00%, 8/15/29 (1) 165 173
Carnival, 10.50%, 6/1/30 (1) 255 274
Carvana, 14.00%, 6/1/31, (14.00% PIK) (1)(10) 373 444
Cedar Fair, 6.50%, 10/1/28  145 146
Clarios Global, 6.75%, 5/15/28 (1) 225 230
Cushman & Wakefield U.S. Borrower, 8.875%, 9/1/31 (1) 225 243
eG Global Finance, 12.00%, 11/30/28 (1) 465 518
Flutter Treasury DAC, 6.375%, 4/29/29 (1) 655 666
Ford Motor, 9.625%, 4/22/30  450 527
Ford Motor Credit, 6.95%, 3/6/26  600 611
Ford Motor Credit, 7.35%, 11/4/27  300 316
Great Canadian Gaming, 8.75%, 11/15/29 (1) 220 229
Hyundai Capital America, 5.40%, 1/8/31 (1) 200 204
Las Vegas Sands, 5.90%, 6/1/27  200 203
Match Group Holdings II, 5.00%, 12/15/27 (1) 360 349
MGM Growth Properties Operating Partnership, 5.75%, 2/1/27  180 181
Motion Bondco, 4.50%, 11/15/27 (EUR)  745 738
Nissan Motor Acceptance, 1.85%, 9/16/26 (1) 250 231
Nissan Motor Acceptance, 6.95%, 9/15/26 (1) 115 116
Ontario Gaming GTA, 8.00%, 8/1/30 (1) 230 237
Rivian Holdings, FRN, 6M TSFR + 6.053%, 10.502%, 10/15/26 (1) 535 536
Royal Caribbean Cruises, 6.00%, 2/1/33 (1) 305 309
Six Flags Entertainment, 6.625%, 5/1/32 (1) 450 460
Tenneco, 8.00%, 11/17/28 (1) 210 199
Uber Technologies, 4.80%, 9/15/34  310 303
Uber Technologies, 5.35%, 9/15/54  180 175
Wand NewCo 3, 7.625%, 1/30/32 (1) 250 259
Yum! Brands, 5.375%, 4/1/32  175 171
ZF North America Capital, 6.75%, 4/23/30 (1) 380 369
10,273
Consumer Non-Cyclical  2.5%
AbbVie, 4.05%, 11/21/39  425 375
Altria Group, 3.125%, 6/15/31 (EUR)  1,020 1,060

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
BAT Capital, 4.54%, 8/15/47  410 341
BAT Capital, 5.834%, 2/20/31  390 406
Bausch + Lomb, 8.375%, 10/1/28 (1) 330 346
Bayer U.S. Finance, 6.25%, 1/21/29 (1) 1,545 1,587
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 390 405
Bayer U.S. Finance II, 4.70%, 7/15/64 (1) 580 435
Bimbo Bakeries USA, 6.05%, 1/15/29 (1) 975 1,005
CHS, 10.875%, 1/15/32 (1) 625 650
CVS Health, 5.625%, 2/21/53  1,365 1,294
CVS Health, 5.70%, 6/1/34 (7) 1,970 2,002
HCA, 5.95%, 9/15/54  440 444
Icon Investments Six, 5.849%, 5/8/29  200 206
Icon Investments Six, 6.00%, 5/8/34  200 206
IQVIA, 6.25%, 2/1/29  410 427
LifePoint Health, 9.875%, 8/15/30 (1) 120 130
LifePoint Health, 10.00%, 6/1/32 (1) 578 602
LifePoint Health, 11.00%, 10/15/30 (1) 605 665
Medline Borrower, 6.25%, 4/1/29 (1) 465 474
Solventum, 5.40%, 3/1/29 (1) 425 430
Solventum, 5.45%, 3/13/31 (1) 1,005 1,019
Solventum, 5.60%, 3/23/34 (1) 720 731
Solventum, 5.90%, 4/30/54 (1) 670 682
Star Parent, 9.00%, 10/1/30 (1) 261 269
Tenet Healthcare, 6.125%, 10/1/28 (7) 235 235
Tenet Healthcare, 6.875%, 11/15/31  180 190
Teva Pharmaceutical Finance Netherlands III, 8.125%, 9/15/31  400 449
17,065
Energy  3.0%
Cheniere Energy, 5.65%, 4/15/34  840 859
Cheniere Energy Partners, 5.75%, 8/15/34 (1) 395 402
Civitas Resources, 8.375%, 7/1/28 (1) 185 193
Columbia Pipelines Holding, 6.042%, 8/15/28 (1) 200 206
Comstock Resources, 6.75%, 3/1/29 (1) 330 324
Continental Resources, 4.90%, 6/1/44  335 279
Crescent Energy Finance, 7.375%, 1/15/33 (1) 572 568
Crescent Energy Finance, 7.625%, 4/1/32 (1) 185 187
Crescent Energy Finance, 9.25%, 2/15/28 (1) 225 236
Diamondback Energy, 5.40%, 4/18/34  653 659
Diamondback Energy, 5.75%, 4/18/54  565 562
Enbridge, 6.20%, 11/15/30  215 229
Eni, 5.50%, 5/15/34 (1) 405 409
Eni, 5.95%, 5/15/54 (1) 620 629
Expand Energy, 4.75%, 2/1/32 (7) 295 281

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Expand Energy, 5.375%, 2/1/29  616 608
Expand Energy, 5.375%, 3/15/30  325 323
Hilcorp Energy I, 7.25%, 2/15/35 (1) 315 309
Hilcorp Energy I, 8.375%, 11/1/33 (1) 579 610
Kinetik Holdings, 5.875%, 6/15/30 (1) 130 129
Kinetik Holdings, 6.625%, 12/15/28 (1) 181 185
Kosmos Energy, 8.75%, 10/1/31 (1)(7) 950 904
NGL Energy Operating, 8.125%, 2/15/29 (1) 95 97
NGL Energy Operating, 8.375%, 2/15/32 (1) 145 148
Occidental Petroleum, 6.05%, 10/1/54  265 264
Occidental Petroleum, 6.20%, 3/15/40  195 199
Occidental Petroleum, 6.45%, 9/15/36  195 205
Occidental Petroleum, 7.50%, 5/1/31  249 278
Occidental Petroleum, 7.95%, 6/15/39  150 176
Occidental Petroleum, 8.875%, 7/15/30  715 824
ONEOK, 4.75%, 10/15/31  465 457
ONEOK, 5.05%, 11/1/34  555 546
Patterson-UTI Energy, 7.15%, 10/1/33 (7) 230 246
Permian Resources Operating, 9.875%, 7/15/31 (1) 215 238
Prairie Acquiror, 9.00%, 8/1/29 (1) 130 135
Raizen Fuels Finance, 5.70%, 1/17/35 (1) 760 732
Raizen Fuels Finance, 6.45%, 3/5/34 (1) 320 328
Range Resources, 4.75%, 2/15/30 (1) 215 204
Seadrill Finance, 8.375%, 8/1/30 (1) 395 402
South Bow Canadian Infrastructure Holdings, VR, 7.50%, 3/1/55 (1)
(6) 305 319
South Bow USA Infrastructure Holdings, 5.026%, 10/1/29 (1) 150 148
South Bow USA Infrastructure Holdings, 5.584%, 10/1/34 (1)(7) 185 184
Sunoco, 7.00%, 5/1/29 (1) 285 295
Sunoco, 7.25%, 5/1/32 (1) 340 355
Tallgrass Energy Partners, 6.00%, 3/1/27 (1) 185 185
Tallgrass Energy Partners, 7.375%, 2/15/29 (1) 150 152
Targa Resources Partners, 5.50%, 3/1/30  165 167
Targa Resources Partners, 6.875%, 1/15/29  314 322
TER Finance Jersey, Series 21, Zero Coupon, 1/2/25 (1)(4) 600 597
Transocean, 8.50%, 5/15/31 (1) 110 111
Transocean, 8.75%, 2/15/30 (1) 138 143
Transocean Aquila, 8.00%, 9/30/28 (1) 132 135
Venture Global Calcasieu Pass, 4.125%, 8/15/31 (1) 235 214
Venture Global Calcasieu Pass, 6.25%, 1/15/30 (1) 190 195
Venture Global LNG, 9.50%, 2/1/29 (1) 605 675
Venture Global LNG, 9.875%, 2/1/32 (1) 120 133
Venture Global LNG, VR, 9.00% (1)(6)(8) 630 653

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Vermilion Energy, 6.875%, 5/1/30 (1) 250 251
19,804
Industrial Other  0.3%
Albion Financing 2, 8.75%, 4/15/27 (1) 200 203
SMIC SG Holdings, 5.375%, 7/24/29  1,650 1,643
1,846
Technology  1.0%
AP Grange Holdings, 6.50%, 3/20/45, Acquisition Date: 6/12/24,
Cost $700 (4)(5)(11) 700 700
AthenaHealth Group, 6.50%, 2/15/30 (1) 300 286
Cadence Design Systems, 4.70%, 9/10/34  185 181
Cloud Software Group, 8.25%, 6/30/32 (1) 285 296
Cloud Software Group, 9.00%, 9/30/29 (1) 770 778
Dye & Durham, 8.625%, 4/15/29 (1) 320 337
Fiserv, 5.45%, 3/15/34  1,225 1,252
Foundry JV Holdco, 5.90%, 1/25/30 (1) 1,160 1,178
Foundry JV Holdco, 6.15%, 1/25/32 (1) 200 205
McAfee, 7.375%, 2/15/30 (1) 290 281
Motorola Solutions, 5.40%, 4/15/34  250 255
Neptune Bidco U.S., 9.29%, 4/15/29 (1) 316 294
UKG, 6.875%, 2/1/31 (1) 455 467
6,510
Transportation  0.2%
Autostrade per l'Italia, 2.00%, 1/15/30 (EUR)  1,030 1,023
Avis Budget Car Rental, 8.25%, 1/15/30 (1)(7) 340 352
Genesee & Wyoming, 6.25%, 4/15/32 (1) 195 196
1,571
Total Industrial 91,307
UTILITY  1.5%
Electric  1.3%
Alpha Generation, 6.75%, 10/15/32 (1) 330 333
Chile Electricity Mpc II, 5.58%, 10/20/35 (1) 290 286
Enel Finance International, 5.125%, 6/26/29 (1) 660 665
FirstEnergy, 2.65%, 3/1/30  640 572
FirstEnergy, Series B, 2.25%, 9/1/30  116 101
FirstEnergy, Series C, 3.40%, 3/1/50  772 550
FirstEnergy Transmission, 4.55%, 1/15/30 (1) 145 143
FirstEnergy Transmission, 5.00%, 1/15/35 (1) 230 228
Indianapolis Power & Light, 5.70%, 4/1/54 (1) 220 227
Pacific Gas & Electric, 6.70%, 4/1/53  470 529
Pacific Gas & Electric, 6.95%, 3/15/34  395 442
PG&E, VR, 7.375%, 3/15/55 (6) 628 647
Talen Energy Supply, 8.625%, 6/1/30 (1) 512 550

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Vistra, VR, 8.00% (1)(6)(8) 1,284 1,318
Vistra, Series C, VR, 8.875% (1)(6)(8) 1,525 1,643
Vistra Operations, 7.75%, 10/15/31 (1) 205 218
8,452
Natural Gas  0.2%
APA Infrastructure, 5.125%, 9/16/34 (1) 175 171
APA Infrastructure, 5.75%, 9/16/44 (1)(7) 350 353
Boston Gas, 6.119%, 7/20/53 (1) 365 374
Engie, 5.625%, 4/10/34 (1) 475 489
1,387
Total Utility 9,839
Total Corporate Bonds
(Cost $136,693) 137,650
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  1.7%
Owned No Guarantee  0.7%
Emirates NBD Bank, VR, 4.25% (6)(8) 737 706
Export-Import Bank of Malaysia, 1.831%, 11/26/26  800 755
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple,
7.25%, 1/31/41 (1) 465 465
Petroleos Mexicanos, 8.75%, 6/2/29  2,845 2,889
4,815
Sovereign  1.0%
El Salvador Government International Bond, 7.125%, 1/20/50 (1) 400 338
El Salvador Government International Bond, 9.65%, 11/21/54 (1) 260 274
Republic of Colombia, 4.125%, 5/15/51  1,545 929
Republic of El Salvador, 9.25%, 4/17/30 (1) 345 363
Republic of Montenegro, 7.25%, 3/12/31 (1) 3,225 3,354
Republic of Sri Lanka, 6.125%, 6/3/25 (9) 695 472
Republic of Sri Lanka, 6.825%, 7/18/26 (9) 1,005 679
Republic of Sri Lanka, 6.85%, 11/3/25 (9) 200 137
Republic of Sri Lanka, 7.85%, 3/14/29 (9) 400 272
6,818
Total Foreign Government Obligations & Municipalities
(Cost $11,257) 11,633
MUNICIPAL SECURITIES  0.4%
Puerto Rico  0.3%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (12) 1,991 1,230
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  92 63

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  71 71
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  64 63
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  55 54
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  75 72
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.375%,
7/1/25  40 40
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.625%,
7/1/27  79 82
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.625%,
7/1/29  77 84
1,759
Texas  0.1%
Port of Beaumont Navigation Dist., Jefferson Gulf Coast, Series B,
10.00%, 7/1/26 (1) 865 884
884
Total Municipal Securities
(Cost $2,497) 2,643
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  8.1%
Collateralized Mortgage Obligations  3.6%
Angel Oak Mortgage Trust
Series 2020-5, Class M1, CMO, ARM, 2.97%, 5/25/65 (1) 250 225
Angel Oak Mortgage Trust
Series 2020-6, Class M1, CMO, ARM, 2.805%, 5/25/65 (1) 515 428
Angel Oak Mortgage Trust
Series 2021-4, Class M1, CMO, ARM, 2.29%, 1/20/65 (1) 960 647
Angel Oak Mortgage Trust
Series 2022-6, Class A1, CMO, STEP, 4.30%, 7/25/67 (1) 1,625 1,599
Bayview Financing Trust
Series 2024-2F, Class A, CMO, ARM, 8.10%, 9/25/29, Acquisition
Date: 8/29/24, Cost $344 (4)(11) 344 344
Bellemeade Re
Series 2022-1, Class M1B, CMO, ARM, SOFR30A + 2.15%, 6.884%,
1/26/32 (1) 1,351 1,357
Chase Home Lending Mortgage Trust
Series 2024-RPL4, Class A1B, CMO, ARM, 3.375%, 12/25/64 (1) 103 92
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM, 2.50%, 8/25/50 (1) 1,031 881
COLT Mortgage Loan Trust
Series 2020-3, Class M1, CMO, ARM, 3.359%, 4/27/65 (1) 160 149

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
COLT Mortgage Loan Trust
Series 2021-3, Class M1, CMO, ARM, 2.304%, 9/27/66 (1) 2,220 1,490
Cross Mortgage Trust
Series 2024-H6, Class A1, CMO, ARM, 5.129%, 9/25/69 (1) 1,006 997
EFMT
Series 2023-1, Class A2, CMO, STEP, 6.24%, 2/25/68 (1) 392 392
EFMT
Series 2024-INV2, Class A2, CMO, ARM, 5.289%, 10/25/69 (1) 328 325
Flagstar Mortgage Trust
Series 2017-2, Class B1, CMO, ARM, 3.973%, 10/25/47 (1) 219 200
Flagstar Mortgage Trust
Series 2019-1INV, Class A3, CMO, ARM, 3.50%, 10/25/49 (1) 53 48
Flagstar Mortgage Trust
Series 2021-11IN, Class A18, CMO, ARM, 2.50%, 11/25/51 (1) 2,512 2,045
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M1, CMO, ARM, 3.642%, 12/25/46 (1) 112 109
Galton Funding Mortgage Trust
Series 2017-1, Class B2, CMO, ARM, 3.95%, 7/25/56 (1) 844 785
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM, 3.50%, 11/25/57 (1) 37 33
GCAT Trust
Series 2021-NQM5, Class A3, CMO, ARM, 1.571%, 7/25/66 (1) 1,943 1,594
GS Mortgage-Backed Securities Trust
Series 2021-GR2, Class A4, CMO, ARM, 2.50%, 2/25/52 (1) 1,346 1,096
Imperial Fund Mortgage Trust
Series 2022-NQM4, Class A2, CMO, STEP, 5.04%, 6/25/67 (1) 1,192 1,185
JPMorgan Mortgage Trust
Series 2019-INV3, Class A15, CMO, ARM, 3.50%, 5/25/50 (1) 67 60
JPMorgan Mortgage Trust
Series 2019-INV3, Class A3, CMO, ARM, 3.50%, 5/25/50 (1) 77 69
JPMorgan Mortgage Trust
Series 2020-INV2, Class A15, CMO, ARM, 3.00%, 10/25/50 (1) 236 204
JPMorgan Mortgage Trust
Series 2023-DSC2, Class A1, CMO, ARM, 5.25%, 11/25/63 (1) 1,248 1,237
MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM, 3.75%, 3/25/57 (1) 134 128
OBX Trust
Series 2019-EXP2, Class 1A4, CMO, ARM, 4.00%, 6/25/59 (1) 31 29
OBX Trust
Series 2019-INV2, Class A25, CMO, ARM, 4.00%, 5/27/49 (1) 84 78
OBX Trust
Series 2020-EXP2, Class A9, CMO, ARM, 3.00%, 5/25/60 (1) 46 39
OBX Trust
Series 2020-EXP3, Class 1A9, CMO, ARM, 3.00%, 1/25/60 (1) 166 146
OBX Trust
Series 2021-NQM1, Class M1, CMO, ARM, 2.219%, 2/25/66 (1) 598 507

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
OBX Trust
Series 2024-HYB1, Class A1, CMO, ARM, 3.623%, 3/25/53 (1) 251 247
Sequoia Mortgage Trust
Series 2013-4, Class B1, CMO, ARM, 3.436%, 4/25/43  199 190
Sequoia Mortgage Trust
Series 2017-CH2, Class A19, CMO, ARM, 4.00%, 12/25/47 (1) 46 43
Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM, 3.50%, 3/25/48 (1) 16 15
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM, 4.50%, 8/25/48 (1) 8 8
Starwood Mortgage Residential Trust
Series 2020-1, Class M1, CMO, ARM, 2.878%, 2/25/50 (1) 600 520
Starwood Mortgage Residential Trust
Series 2021-2, Class M1, CMO, ARM, 2.175%, 5/25/65 (1) 2,000 1,688
Structured Agency Credit Risk Debt Notes
Series 2018-SPI2, Class M2, CMO, ARM, 3.846%, 5/25/48 (1) 2 2
Towd Point Mortgage Trust
Series 2024-3, Class A1B, CMO, ARM, 5.163%, 7/25/65 (1) 168 166
Verus Securitization Trust
Series 2019-INV3, Class M1, CMO, ARM, 3.279%, 11/25/59 (1) 340 322
Verus Securitization Trust
Series 2021-5, Class M1, CMO, ARM, 2.331%, 9/25/66 (1) 800 574
Verus Securitization Trust
Series 2022-4, Class A1, CMO, STEP, 4.474%, 4/25/67 (1) 417 414
Verus Securitization Trust
Series 2023-1, Class A1, CMO, STEP, 5.85%, 12/25/67 (1) 799 800
Vista Point Securitization Trust
Series 2020-1, Class B1, CMO, ARM, 5.375%, 3/25/65 (1) 330 329
WinWater Mortgage Loan Trust
Series 2016-1, Class B3, CMO, ARM, 3.778%, 1/20/46 (1) 460 429
24,265
Commercial Mortgage-Backed Securities  4.5%
Alen Mortgage Trust
Series 2021-ACEN, Class A, ARM, 1M TSFR + 1.264%, 5.874%,
4/15/34 (1) 1,580 1,434
Arbor Multifamily Mortgage Securities Trust
Series 2020-MF1, Class D, 1.75%, 5/15/53 (1) 2,010 1,557
Arbor Multifamily Mortgage Securities Trust
Series 2020-MF1, Class E, 1.75%, 5/15/53 (1) 580 441
BANK
Series 2019-BN21, Class D, 2.50%, 10/17/52 (1) 1,036 711
BANK
Series 2019-BN23, Class A3, 2.92%, 12/15/52  835 764
BANK5
Series 2024-5YR8, Class AS, ARM, 6.378%, 8/15/57  625 652

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
BBCMS Mortgage Trust
Series 2019-BWAY, Class D, ARM, 1M TSFR + 2.274%, 6.883%,
11/15/34 (1) 365 5
Benchmark Mortgage Trust
Series 2021-B24, Class A5, 2.584%, 3/15/54  1,430 1,223
Benchmark Mortgage Trust
Series 2024-V9, Class AS, ARM, 6.064%, 8/15/57  560 578
BMO Mortgage Trust
Series 2024-5C5, Class AS, ARM, 6.364%, 2/15/57  890 927
BPR Trust
Series 2021-TY, Class C, ARM, 1M TSFR + 1.814%, 6.424%,
9/15/38 (1) 635 629
BSREP Commercial Mortgage Trust
Series 2021-DC, Class C, ARM, 1M TSFR + 1.664%, 6.274%,
8/15/38 (1) 866 688
BX Commercial Mortgage Trust
Series 2024-MDHS, Class A, ARM, 1M TSFR + 1.641%, 6.251%,
5/15/41 (1) 748 750
BX Commercial Mortgage Trust
Series 2024-MDHS, Class B, ARM, 1M TSFR + 1.841%, 6.45%,
5/15/41 (1) 748 748
BX Trust
Series 2021-VIEW, Class F, ARM, 1M TSFR + 4.044%, 8.653%,
6/15/36 (1) 1,195 1,105
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class A5, 3.786%, 5/15/52  1,770 1,659
CD Mortgage Trust
Series 2017-CD6, Class A5, 3.456%, 11/13/50  515 493
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, ARM, 3.635%, 5/10/35 (1) 270 261
Citigroup Commercial Mortgage Trust
Series 2019-C7, Class 805B, ARM, 3.917%, 12/15/72 (1) 1,420 495
Citigroup Commercial Mortgage Trust
Series 2019-GC43, Class A4, 3.038%, 11/10/52  2,850 2,533
Commercial Mortgage Trust
Series 2015-LC23, Class A4, 3.774%, 10/10/48  440 435
Commercial Mortgage Trust
Series 2016-CR28, Class AHR, 3.651%, 2/10/49  175 175
Commercial Mortgage Trust
Series 2016-CR28, Class B, ARM, 4.739%, 2/10/49  1,130 1,066
CONE Trust
Series 2024-DFW1, Class A, ARM, 1M TSFR + 1.642%, 6.251%,
8/15/41 (1) 675 676
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class A5, 3.09%, 1/15/49  215 209

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
CSAIL Commercial Mortgage Trust
Series 2019-C18, Class C, ARM, 4.048%, 12/15/52  645 566
GS Mortgage Securities Trust
Series 2016-GS4, Class A3, 3.178%, 11/10/49  1,300 1,266
GS Mortgage Securities Trust
Series 2017-GS8, Class D, 2.70%, 11/10/50 (1) 1,025 702
HILT Commercial Mortgage Trust
Series 2024-ORL, Class B, ARM, 1M TSFR + 1.941%, 6.55%,
5/15/37 (1) 805 805
HYT Commercial Mortgage Trust
Series 2024-RGCY, Class A, ARM, 1M TSFR + 1.841%, 6.451%,
9/15/41 (1) 545 544
ILPT Commercial Mortgage Trust
Series 2022-LPFX, Class C, ARM, 3.951%, 3/15/32 (1) 1,595 1,352
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class B, ARM, 2.949%, 9/6/38 (1) 1,015 957
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class CFX, 4.95%, 7/5/33 (1) 195 155
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-BKWD, Class C, ARM, 1M TSFR + 2.214%, 6.824%,
9/15/29 (1) 280 238
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class AS, ARM, 4.036%, 5/15/48  1,103 1,059
WB Commercial Mortgage Trust
Series 2024-HQ, Class A, ARM, 6.134%, 3/15/40 (1) 220 222
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class A2, 3.02%, 7/15/58  12 12
Wells Fargo Commercial Mortgage Trust
Series 2019-C54, Class A4, 3.146%, 12/15/52  1,945 1,789
29,881
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $59,491) 54,146
PREFERRED STOCKS  0.2%
Insurance  0.2%
AH Parent, Series A, Acquisition Date: 9/27/24, Cost $1,290 (4)(5)
(11) 1 1,285
Total Preferred Stocks
(Cost $1,290) 1,285
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  25.1%
Collateralized Mortgage Obligations  0.3%
Federal Home Loan Mortgage, CMO, IO, 2.00%, 2/25/51  1,769 231

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Federal National Mortgage Assn., CMO, IO, 2.00%, 5/25/51  4,882 652
Government National Mortgage Assn., CMO, IO
2.00%, 12/20/50  1,896 228
2.50%, 11/20/50  3,628 525
1,636
U.S. Government Agency Obligations  19.0%
Federal Home Loan Mortgage
2.50%, 5/1/30  73 70
3.00%, 4/1/47 - 1/1/48  113 100
3.50%, 8/1/42 - 3/1/46  3,141 2,933
4.00%, 8/1/40 - 1/1/46  245 236
4.50%, 6/1/39 - 5/1/42  114 113
5.00%, 7/1/25 - 8/1/40  39 39
5.50%, 10/1/38 - 1/1/40  27 28
6.00%, 10/1/32 - 8/1/38  10 10
6.50%, 9/1/34 - 4/1/37  51 52
7.00%, 4/1/32 - 6/1/32  — —
Federal Home Loan Mortgage, ARM
1Y CMT + 2.245%, 6.488%, 1/1/36  1 1
1Y CMT + 2.25%, 7.079%, 10/1/36  — —
1Y CMT + 2.347%, 6.681%, 11/1/34  2 2
RFUCCT1Y + 1.726%, 7.597%, 7/1/35  — —
RFUCCT1Y + 1.75%, 6.125%, 2/1/35  — —
RFUCCT1Y + 1.832%, 6.764%, 3/1/36  2 2
RFUCCT1Y + 1.842%, 6.091%, 1/1/37  1 1
RFUCCT1Y + 1.916%, 6.291%, 2/1/37  1 1
RFUCCT1Y + 1.944%, 6.204%, 12/1/36  — 1
RFUCCT1Y + 2.031%, 6.565%, 11/1/36  1 1
Federal Home Loan Mortgage, CMO, PO, Zero Coupon, 8/15/28  — —
Federal Home Loan Mortgage, UMBS
2.00%, 8/1/36 - 4/1/52  8,861 7,252
2.50%, 3/1/42 - 4/1/52  13,174 11,135
3.00%, 5/1/31 - 6/1/52  7,750 6,833
3.50%, 5/1/33 - 3/1/48  1,447 1,355
4.00%, 12/1/49 - 6/1/52  1,786 1,679
4.50%, 5/1/50 - 12/1/52  1,051 1,011
5.00%, 12/1/41 - 7/1/54  2,697 2,657
5.50%, 8/1/53 - 9/1/54  3,001 3,009
6.00%, 2/1/53 - 7/1/54  851 871
6.50%, 10/1/53 - 1/1/54  611 627
7.00%, 6/1/54  204 213
Federal National Mortgage Assn.
3.00%, 8/1/43 - 8/1/46  50 45

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.34%, 5.59%, 12/1/35  1 1
RFUCCT1Y + 1.539%, 6.836%, 7/1/35  — —
RFUCCT1Y + 1.584%, 6.331%, 12/1/35  2 2
RFUCCT1Y + 1.655%, 7.529%, 8/1/37  — —
RFUCCT1Y + 1.70%, 6.70%, 11/1/37  2 2
RFUCCT1Y + 1.722%, 6.869%, 11/1/35  1 1
RFUCCT1Y + 1.77%, 6.145%, 12/1/35  — —
RFUCCT1Y + 1.871%, 7.812%, 8/1/36  1 1
RFUCCT1Y + 1.892%, 6.381%, 12/1/35  1 1
RFUCCT1Y + 2.04%, 6.29%, 12/1/36  — 1
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32  — —
Federal National Mortgage Assn., UMBS
1.50%, 11/1/36 - 1/1/42  3,669 3,155
2.00%, 5/1/36 - 3/1/52  34,226 28,178
2.50%, 5/1/30 - 9/1/52  16,022 13,740
3.00%, 1/1/27 - 7/1/52  7,592 6,868
3.50%, 4/1/31 - 7/1/52  5,527 5,085
4.00%, 11/1/37 - 11/1/52  5,163 4,920
4.50%, 7/1/39 - 10/1/52  5,400 5,223
5.00%, 7/1/33 - 9/1/53  3,151 3,114
5.50%, 12/1/33 - 5/1/54  4,447 4,459
6.00%, 11/1/32 - 8/1/54  6,810 6,936
6.50%, 7/1/32 - 5/1/54  4,175 4,293
7.00%, 7/1/29 - 3/1/54  200 208
7.50%, 6/1/28  — —
UMBS, TBA, 5.00%, 12/1/54 (13) 1,640 1,609
128,074
U.S. Government Obligations  5.8%
Government National Mortgage Assn.
2.00%, 1/20/51 - 3/20/52  8,284 6,810
2.50%, 8/20/50 - 3/20/52  8,977 7,675
3.00%, 5/20/46 - 3/20/52  6,256 5,577
3.50%, 9/15/41 - 2/20/48  4,593 4,265
4.00%, 2/20/41 - 10/20/52  4,400 4,160
4.50%, 11/20/39 - 4/20/53  2,406 2,334
5.00%, 4/20/35 - 4/20/53  2,616 2,602
5.50%, 10/20/32 - 3/20/49  449 459
6.00%, 9/20/52 - 11/20/52  853 867
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  27 25
3.50%, 10/20/50  460 388

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Government National Mortgage Assn., CMO, IO
3.50%, 3/20/43 - 5/20/43  189 18
4.00%, 2/20/43  18 2
Government National Mortgage Assn., TBA (13)
5.50%, 12/20/54  3,215 3,218
6.00%, 12/20/54  450 454
38,854
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $174,224) 168,564
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  20.3%
U.S. Treasury Obligations  20.3%
U.S. Treasury Bonds, 1.125%, 5/15/40  2,255 1,430
U.S. Treasury Bonds, 1.25%, 5/15/50 (14) 15,580 7,956
U.S. Treasury Bonds, 1.375%, 8/15/50  9,130 4,802
U.S. Treasury Bonds, 1.875%, 2/15/41  1,500 1,058
U.S. Treasury Bonds, 2.25%, 2/15/52 (14) 10,795 7,047
U.S. Treasury Bonds, 2.375%, 2/15/42  2,395 1,794
U.S. Treasury Bonds, 2.375%, 11/15/49  2,215 1,505
U.S. Treasury Bonds, 2.50%, 2/15/45  1,480 1,082
U.S. Treasury Bonds, 3.00%, 8/15/52  780 601
U.S. Treasury Bonds, 3.375%, 5/15/44  1,275 1,086
U.S. Treasury Bonds, 3.625%, 2/15/53  2,145 1,869
U.S. Treasury Bonds, 3.875%, 2/15/43  960 890
U.S. Treasury Bonds, 4.00%, 11/15/42  2,715 2,567
U.S. Treasury Bonds, 4.00%, 11/15/52  825 769
U.S. Treasury Bonds, 4.125%, 8/15/53  455 434
U.S. Treasury Bonds, 4.25%, 2/15/54  1,015 991
U.S. Treasury Bonds, 4.25%, 8/15/54 (14) 14,635 14,315
U.S. Treasury Bonds, 4.375%, 5/15/41  175 175
U.S. Treasury Bonds, 4.50%, 2/15/44  1,535 1,539
U.S. Treasury Bonds, 4.625%, 5/15/54  1,210 1,257
U.S. Treasury Bonds, 4.75%, 11/15/43  6,475 6,716
U.S. Treasury Bonds, 4.75%, 11/15/53  7,260 7,680
U.S. Treasury Notes, 0.625%, 8/15/30  1,350 1,112
U.S. Treasury Notes, 1.375%, 11/15/31  5,370 4,477
U.S. Treasury Notes, 1.50%, 2/15/30  500 439
U.S. Treasury Notes, 1.875%, 2/15/32  580 498
U.S. Treasury Notes, 2.25%, 11/15/27  1,275 1,209
U.S. Treasury Notes, 3.50%, 1/31/28  2,900 2,847
U.S. Treasury Notes, 3.625%, 8/31/29 (14) 3,835 3,759
U.S. Treasury Notes, 3.75%, 12/31/28  145 143

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Notes, 3.75%, 6/30/30  2,300 2,258
U.S. Treasury Notes, 3.875%, 11/30/27  10,190 10,120
U.S. Treasury Notes, 3.875%, 8/15/34  6,665 6,494
U.S. Treasury Notes, 4.00%, 10/31/29  1,475 1,469
U.S. Treasury Notes, 4.00%, 7/31/30  5,495 5,463
U.S. Treasury Notes, 4.00%, 2/15/34  12,195 12,012
U.S. Treasury Notes, 4.25%, 2/28/29  425 427
U.S. Treasury Notes, 4.375%, 5/15/34  3,280 3,325
U.S. Treasury Notes, 4.50%, 11/15/33  12,900 13,196
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $152,475) 136,811
SHORT-TERM INVESTMENTS  3.4%
Money Market Funds  3.4%
T. Rowe Price Government Reserve Fund, 4.67% (15)(16) 22,878 22,878
Total Short-Term Investments
(Cost $22,878) 22,878
SECURITIES LENDING COLLATERAL  0.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 4.67% (15)(16) 483 483
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 483
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 4.67% (15)(16) 4,383 4,383
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 4,383
Total Securities Lending Collateral
(Cost $4,866) 4,866

T. ROWE PRICE Total Return Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.1%
OTC Options Purchased 0.1%
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
10 Year Interest Rate Swap,
3/28/35 Pay Fixed 4.00%
Annually, Receive Variable
4.59% (SOFR) Annually,
3/26/25 @ 4.00%* (5) 1 20,600 176
Morgan Stanley
10 Year Interest Rate Swap,
3/28/35 Pay Fixed 4.00%
Annually, Receive Variable
4.59% (SOFR) Annually,
3/26/25 @ 4.00%* (5) 1 27,500 236
Morgan Stanley
30 Year Interest Rate Swap,
3/17/55 Pay Fixed 4.00%
Annually, Receive Variable
4.59% (SOFR) Annually,
3/13/25 @ 4.00%* (5) 1 14,200 135
Total Options Purchased (Cost $390) 547
Total Investments in Securities
102.3% of Net Assets
(Cost $712,445) $ 687,702
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $198,586 and represents 29.5% of net assets.
(2) All or a portion of this loan is unsettled as of November 30, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(4) See Note 2. Level 3 in fair value hierarchy.
(5) Non-income producing
(6) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

T. ROWE PRICE Total Return Fund

.
.
.
.
.
.
.
.
.
.
(7) See Note 4 . All or a portion of this security is on loan at November 30, 2024.
(8) Perpetual security with no stated maturity date.
(9) Security is in default or has failed to make a scheduled interest and/or principal payment.
(10) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(11) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $2,329 and represents 0.3% of net assets.
(12) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(13) See Note 4. To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $5,281 and represents 0.8% of net assets.
(14) At November 30, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(15) Seven-day yield
(16) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month Term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
COP Colombian Peso
CZK Czech Koruna

T. ROWE PRICE Total Return Fund

.
.
.
.
.
.
.
.
.
.
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PEN Peruvian New Sol
PHP Philippines Peso
PIK Payment-in-kind
PLN Polish Zloty
PO Principal-only security for which the fund receives regular cash flows based on principal repayments
RFUCCT1Y Twelve month Refinitiv USD IBOR Consumer Cash Fallback
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
SONIA Sterling Overnight Index Average
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
THB Thai Baht
TRY Turkish Lira
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Total Return Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
iShares iBoxx High Yield
Corporate Bond ETF, Put,
12/20/24 @ $78.00 258 2,065 (3)
UBS Investment Bank
iShares iBoxx High Yield
Corporate Bond ETF, Call,
12/20/24 @ $79.00 200 1,601 (21)
UBS Investment Bank
iShares iBoxx High Yield
Corporate Bond ETF, Put,
12/20/24 @ $79.00 200 1,601 (4)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Call,
12/20/24 @ $79.00 524 4,194 (54)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Put,
12/20/24 @ $79.00 524 4,194 (10)
Total Options Written (Premiums $(76)) $ (92)

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
SWAPS (0.4)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.4)%
Credit Default Swaps, Protection Sold (0.4)%
Goldman Sachs, Protection Sold
(Relevant Credit: Markit CMBX.
NA.BBB-S17, 35 Year Index), Receive
3.00% Monthly, Pay upon credit default,
12/15/56 * 9,335 (1,059) (1,122) 63
Morgan Stanley, Protection Sold
(Relevant Credit: Markit CMBX.
NA.BBB-S17, 35 Year Index), Receive
3.00% Monthly, Pay upon credit default,
12/15/56 * 13,645 (1,549) (1,635) 86
Total Bilateral Credit Default Swaps, Protection
Sold (2,757) 149
Total Return Swaps 0.0%
Morgan Stanley, Receive Underlying
Reference: iBoxx USD Liquid High Yield
Index at Maturity, Pay Variable 4.823%
(SOFR + 0.00%) at Maturity, 12/20/24 * 3,350 18 (20) 38
Morgan Stanley, Receive Underlying
Reference: iBoxx USD Liquid Investment
Grade Index at Maturity, Pay Variable
4.823% (SOFR + 0.00%) at Maturity,
12/20/24 * 4,140 7 (18) 25
Total Bilateral Total Return Swaps (38) 63
Total Bilateral Swaps (2,795) 212
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Bought (0.2)%
Protection Bought (Relevant Credit:
Markit CDX.NA.HY-S43, 5 Year Index),
Pay 5.00% Quarterly, Receive upon
credit default, 12/20/29 9,400 (902) (711) (191)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (191)

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Credit Default Swaps, Protection Sold 0.2%
Protection Sold (Relevant Credit: Altice
Finco, Caa3*), Receive 5.00% Quarterly,
Pay upon credit default, 12/20/28 (EUR) 170 (62) (9) (53)
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S43, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/29 26,245 679 596 83
Protection Sold (Relevant Credit: Markit
iTraxx Europe-S42, 5 Year Index),
Receive 1.00% Quarterly, Pay upon
credit default, 12/20/29 (EUR) 12,290 299 292 7
Protection Sold (Relevant Credit: SES
S.A., Baa3*), Receive 1.00% Quarterly,
Pay upon credit default, 12/20/29 (EUR) 1,661 (139) (115) (24)
Total Centrally Cleared Credit Default Swaps,
Protection Sold 13
Interest Rate Swaps 0.0%
2 Year Interest Rate Swap, Receive
Fixed 4.268% Annually, Pay Variable
4.707% (GBP SONIA) Annually, 11/9/26
(GBP) 27,854 71 — 71
Total Centrally Cleared Interest Rate Swaps 71
Total Centrally Cleared Swaps (107)
Net payments (receipts) of variation margin to date 125
Variation margin receivable (payable) on centrally cleared swaps $ 18
* Credit ratings as of November 30, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $(64).

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 12/3/24 CNH 3,125 USD 430 $ 1
Bank of America 12/3/24 MYR 288 USD 66 (2)
Bank of America 12/3/24 PEN 454 USD 121 —
Bank of America 12/3/24 USD 120 PEN 454 (1)
Bank of America 1/16/25 TRY 23,960 USD 634 23
Bank of America 1/16/25 USD 652 TRY 23,960 (5)
Bank of America 1/24/25 NZD 43 USD 26 —
Bank of America 2/5/25 USD 431 CNH 3,125 (1)
Barclays Bank 12/3/24 TRY 9,019 USD 252 7
Barclays Bank 1/24/25 CHF 34 USD 40 (1)
Barclays Bank 1/24/25 JPY 7,899 USD 52 1
Barclays Bank 1/24/25 JPY 55,529 USD 375 (1)
Barclays Bank 1/24/25 NZD 277 USD 165 (1)
Barclays Bank 1/24/25 USD 70 CHF 60 1
Barclays Bank 2/21/25 GBP 601 USD 758 7
BNP Paribas 12/3/24 BRL 22,043 USD 3,641 20
BNP Paribas 12/3/24 BRL 704 USD 123 (6)
BNP Paribas 12/3/24 USD 3,816 BRL 22,043 154
BNP Paribas 12/3/24 USD 116 BRL 704 (1)
BNY Mellon 1/24/25 NOK 1,324 USD 120 (1)
Citigroup Global
Markets 12/3/24 THB 7,365 USD 214 1
Citigroup Global
Markets 1/24/25 AUD 81 USD 54 (1)
Citigroup Global
Markets 2/4/25 USD 214 THB 7,365 (2)
Deutsche Bank 12/3/24 IDR 1,367,315 USD 86 —
Deutsche Bank 12/3/24 IDR 2,786,069 USD 177 (1)
Deutsche Bank 12/3/24 INR 22,227 USD 264 (1)
Deutsche Bank 12/3/24 USD 262 IDR 4,153,384 (1)
Deutsche Bank 12/3/24 USD 263 INR 22,227 —
Deutsche Bank 12/3/24 USD 111 MYR 497 (1)
Deutsche Bank 1/24/25 AUD 291 USD 192 (2)
Deutsche Bank 1/24/25 JPY 10,949 USD 74 —
Deutsche Bank 1/24/25 NOK 1,055 USD 96 —
Deutsche Bank 1/24/25 NOK 4,862 USD 446 (5)
Deutsche Bank 1/24/25 USD 56 NZD 94 —
Deutsche Bank 1/24/25 USD 109 NZD 186 (1)
Deutsche Bank 2/4/25 IDR 1,367,315 USD 86 —
Deutsche Bank 2/21/25 EUR 955 USD 1,011 2

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Deutsche Bank 2/21/25 USD 8,245 EUR 7,784 $ (13)
Goldman Sachs 12/3/24 BRL 1,145 USD 189 1
Goldman Sachs 12/3/24 BRL 22,043 USD 3,782 (120)
Goldman Sachs 12/3/24 CLP 8,182 USD 8 —
Goldman Sachs 12/3/24 TWD 4,556 USD 140 —
Goldman Sachs 12/3/24 USD 196 BRL 1,145 6
Goldman Sachs 12/3/24 USD 3,641 BRL 22,043 (20)
Goldman Sachs 12/3/24 USD 8 CLP 8,182 —
Goldman Sachs 12/3/24 USD 159 PHP 9,266 1
Goldman Sachs 12/3/24 USD 142 TWD 4,556 2
Goldman Sachs 1/24/25 JPY 31,732 USD 210 4
Goldman Sachs 1/24/25 USD 117 CAD 163 —
Goldman Sachs 2/4/25 BRL 1,145 USD 195 (6)
Goldman Sachs 2/21/25 USD 109 GBP 87 (1)
Goldman Sachs 3/6/25 USD 3,733 BRL 22,043 121
HSBC Bank 12/3/24 GBP 23 USD 29 —
HSBC Bank 12/3/24 MYR 628 USD 141 1
HSBC Bank 12/3/24 USD 28 GBP 21 1
HSBC Bank 12/3/24 USD 83 MYR 369 —
HSBC Bank 1/24/25 CAD 127 USD 91 (1)
HSBC Bank 1/24/25 USD 56 AUD 87 (1)
HSBC Bank 2/4/25 USD 29 GBP 23 —
HSBC Bank 2/4/25 USD 141 MYR 628 —
HSBC Bank 2/21/25 USD 41 EUR 39 —
JPMorgan Chase 12/3/24 THB 1,018 USD 30 —
JPMorgan Chase 12/3/24 USD 11 MYR 50 —
JPMorgan Chase 1/24/25 AUD 44 USD 29 —
JPMorgan Chase 1/24/25 USD 91 JPY 13,961 (3)
JPMorgan Chase 3/6/25 BRL 22,043 USD 3,635 (23)
Morgan Stanley 12/3/24 TWD 1,050 USD 32 —
Morgan Stanley 12/3/24 USD 32 TWD 1,050 —
Morgan Stanley 1/24/25 USD 100 CHF 87 —
Morgan Stanley 2/4/25 USD 33 TWD 1,050 —
RBC Dominion
Securities 12/3/24 SEK 271 USD 25 (1)
Standard Chartered 12/3/24 COP 400,330 USD 92 (2)
Standard Chartered 12/3/24 INR 35,123 USD 416 —
Standard Chartered 12/3/24 PHP 11,330 USD 192 1
Standard Chartered 12/3/24 USD 91 COP 400,330 —
Standard Chartered 12/3/24 USD 417 INR 35,123 1
Standard Chartered 2/4/25 INR 35,123 USD 415 (1)

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Standard Chartered 2/4/25 USD 192 PHP 11,330 $ (1)
State Street 12/3/24 AUD 161 USD 104 1
State Street 12/3/24 BRL 441 USD 77 (4)
State Street 12/3/24 CAD 14 USD 10 —
State Street 12/3/24 CHF 343 USD 389 —
State Street 12/3/24 CLP 51,833 USD 53 —
State Street 12/3/24 CLP 21,945 USD 23 (1)
State Street 12/3/24 CNH 2,327 USD 322 (1)
State Street 12/3/24 COP 12,035 USD 3 —
State Street 12/3/24 COP 227,011 USD 51 —
State Street 12/3/24 CZK 6,058 USD 253 —
State Street 12/3/24 CZK 116 USD 5 —
State Street 12/3/24 EUR 27 USD 29 (1)
State Street 12/3/24 HUF 9,669 USD 25 —
State Street 12/3/24 HUF 24,736 USD 64 (1)
State Street 12/3/24 IDR 1,418,754 USD 89 —
State Street 12/3/24 ILS 873 USD 240 1
State Street 12/3/24 INR 13,332 USD 158 —
State Street 12/3/24 JPY 32,456 USD 212 5
State Street 12/3/24 KRW 3,423 USD 2 —
State Street 12/3/24 KRW 3,534 USD 3 —
State Street 12/3/24 MXN 33 USD 2 —
State Street 12/3/24 MXN 1,249 USD 62 —
State Street 12/3/24 NOK 1,489 USD 134 1
State Street 12/3/24 NZD 4 USD 2 —
State Street 12/3/24 NZD 316 USD 189 (2)
State Street 12/3/24 PEN 454 USD 120 1
State Street 12/3/24 PHP 2,521 USD 43 —
State Street 12/3/24 PLN 12 USD 3 —
State Street 12/3/24 PLN 528 USD 131 (1)
State Street 12/3/24 SGD 520 USD 386 2
State Street 12/3/24 SGD 4 USD 3 —
State Street 12/3/24 TRY 1,706 USD 48 1
State Street 12/3/24 TWD 3,506 USD 108 —
State Street 12/3/24 USD 96 AUD 146 1
State Street 12/3/24 USD 10 AUD 15 —
State Street 12/3/24 USD 73 BRL 441 —
State Street 12/3/24 USD 10 CAD 14 —
State Street 12/3/24 USD 390 CHF 337 8
State Street 12/3/24 USD 7 CHF 6 —
State Street 12/3/24 USD 55 CLP 51,833 1

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
State Street 12/3/24 USD 22 CLP 21,945 $ —
State Street 12/3/24 USD 766 CNH 5,452 14
State Street 12/3/24 USD 3 COP 12,035 —
State Street 12/3/24 USD 51 COP 227,011 —
State Street 12/3/24 USD 256 CZK 5,997 5
State Street 12/3/24 USD 7 CZK 177 —
State Street 12/3/24 USD 28 EUR 27 —
State Street 12/3/24 USD 2 GBP 2 —
State Street 12/3/24 USD 91 HUF 34,405 3
State Street 12/3/24 USD 90 IDR 1,418,754 —
State Street 12/3/24 USD 234 ILS 873 (6)
State Street 12/3/24 USD 158 INR 13,332 —
State Street 12/3/24 USD 212 JPY 32,456 (5)
State Street 12/3/24 USD 5 KRW 6,957 —
State Street 12/3/24 USD 2 MXN 31 —
State Street 12/3/24 USD 61 MXN 1,251 —
State Street 12/3/24 USD 187 NZD 319 (2)
State Street 12/3/24 USD 121 PEN 454 —
State Street 12/3/24 USD 8 PHP 476 —
State Street 12/3/24 USD 133 PLN 540 —
State Street 12/3/24 USD 25 SEK 271 —
State Street 12/3/24 USD 396 SGD 524 5
State Street 12/3/24 USD 243 THB 8,383 (2)
State Street 12/3/24 USD 184 TRY 6,373 1
State Street 12/3/24 USD 125 TRY 4,352 —
State Street 12/3/24 USD 108 TWD 3,506 —
State Street 12/3/24 USD 3 ZAR 46 —
State Street 12/3/24 USD 310 ZAR 5,605 (1)
State Street 12/3/24 ZAR 160 USD 9 —
State Street 12/3/24 ZAR 5,491 USD 310 (5)
State Street 1/24/25 CAD 43 USD 31 —
State Street 1/24/25 NZD 651 USD 395 (9)
State Street 2/3/25 CAD 14 USD 10 —
State Street 2/4/25 BRL 212 USD 36 (1)
State Street 2/4/25 COP 42,432 USD 10 —
State Street 2/4/25 EUR 53 USD 56 —
State Street 2/4/25 IDR 15,216 USD 1 —
State Street 2/4/25 INR 3,777 USD 45 —
State Street 2/4/25 MXN 1,607 USD 78 1
State Street 2/4/25 NZD 256 USD 150 2
State Street 2/4/25 PLN 544 USD 133 —

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
State Street 2/4/25 SEK 271 USD 25 $ —
State Street 2/4/25 TRY 42 USD 1 —
State Street 2/4/25 TRY 6,373 USD 173 (1)
State Street 2/4/25 USD 105 AUD 162 (1)
State Street 2/4/25 USD 395 CHF 346 —
State Street 2/4/25 USD 259 CZK 6,179 (1)
State Street 2/4/25 USD 25 HUF 9,936 —
State Street 2/4/25 USD 197 ILS 716 (1)
State Street 2/4/25 USD 181 JPY 27,433 (4)
State Street 2/4/25 USD 3 KRW 3,752 —
State Street 2/4/25 USD 244 NOK 2,709 (2)
State Street 2/4/25 USD 8 PEN 30 —
State Street 2/4/25 USD 4 PHP 207 —
State Street 2/4/25 USD 429 SGD 576 (3)
State Street 2/4/25 USD 37 THB 1,282 (1)
State Street 2/4/25 ZAR 5,630 USD 309 1
State Street 2/5/25 USD 15 CNH 107 —
State Street 2/28/25 USD 222 SEK 2,426 (2)
TDOMCATT 12/3/24 USD 136 NOK 1,489 1
TDOMCATT 1/24/25 NZD 145 USD 87 (1)
TDOMCATT 1/24/25 USD 1,020 CAD 1,405 14
UBS Investment Bank 12/3/24 KRW 564,415 USD 404 —
UBS Investment Bank 12/3/24 USD 204 KRW 282,263 2
UBS Investment Bank 12/3/24 USD 202 KRW 282,152 —
UBS Investment Bank 12/3/24 USD 71 PHP 4,109 1
UBS Investment Bank 1/24/25 JPY 41,448 USD 280 —
UBS Investment Bank 1/24/25 USD 46 AUD 70 1
UBS Investment Bank 1/24/25 USD 88 AUD 135 —
UBS Investment Bank 1/24/25 USD 31 CAD 43 —
UBS Investment Bank 1/24/25 USD 1,380 CHF 1,182 29
UBS Investment Bank 1/24/25 USD 83 JPY 12,539 (1)
UBS Investment Bank 1/24/25 USD 33 NOK 365 —
UBS Investment Bank 1/24/25 USD 119 NOK 1,313 —
UBS Investment Bank 1/24/25 USD 61 NZD 100 1
UBS Investment Bank 2/4/25 USD 203 KRW 282,152 —
UBS Investment Bank 2/21/25 EUR 1,314 USD 1,379 15
Wells Fargo 12/3/24 CLP 21,705 USD 22 —
Wells Fargo 12/3/24 COP 185,354 USD 42 —
Wells Fargo 12/3/24 USD 22 CLP 21,706 —
Wells Fargo 12/3/24 USD 42 COP 185,355 —
Wells Fargo 2/4/25 COP 185,354 USD 42 —

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Wells Fargo 2/4/25 USD 22 CLP 21,705 $ —
Net unrealized gain (loss) on open forward
currency exchange contracts $ 186

T. ROWE PRICE Total Return Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 36 Commonwealth of Australia ten year
bond contracts 12/24 2,659 $ (58)
Short, 16 Euro BOBL contracts 12/24 (2,026) (19)
Long, 4 Euro BTP contracts 12/24 519 11
Short, 47 Euro BUND contracts 12/24 (6,694) (90)
Long, 1 Euro BUXL thirty year bond contracts 12/24 148 7
Long, 1 Euro OAT contracts 12/24 134 2
Short, 47 Euro SCHATZ contracts 12/24 (5,318) (22)
Long, 7 Mini ten year JGB contracts 12/24 670 (4)
Long, 27 S&P 500 Micro E-Mini Index contracts 12/24 817 —
Short, 5 Government of Canada ten year bond
contracts 3/25 (441) (11)
Long, 13 U.K. Gilt ten year contracts 3/25 1,586 19
Long, 148 U.S. Treasury Long Bond contracts 3/25 17,686 446
Long, 303 U.S. Treasury Notes five year contracts 3/25 32,603 255
Long, 25 U.S. Treasury Notes ten year contracts 3/25 2,780 1
Long, 220 U.S. Treasury Notes two year contracts 3/25 45,344 137
Long, 60 Ultra U.S. Treasury Bonds contracts 3/25 7,631 122
Long, 110 Ultra U.S. Treasury Notes ten year
contracts 3/25 12,628 189
Net payments (receipts) of variation margin to date (750)
Variation margin receivable (payable) on open futures contracts $ 235

T. ROWE PRICE Total Return Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.67% $ — $ — $ 275++
Totals $ —# $ — $ 275+
Supplementary Investment Schedule
Affiliate
Value
5/31/24
Purchase
Cost
Sales
Cost
Value
11/30/24
T. Rowe Price Government
Reserve Fund, 4.67% $ 18,880  ¤  ¤ $ 27,744
Total $ 27,744^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $275 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $27,744.

T. ROWE PRICE Total Return Fund
November 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $712,445) $ 687,702
Receivable for investment securities sold 76,007
Interest receivable 5,041
Cash 830
Unrealized gain on forward currency exchange contracts 474
Receivable for shares sold 249
Variation margin receivable on futures contracts 235
Unrealized gain on bilateral swaps 212
Foreign currency (cost $101) 101
Variation margin receivable on centrally cleared swaps 18
Due from affiliates 4
Other assets 72
Total assets 770,945
Liabilities
Payable for investment securities purchased 89,460
Obligation to return securities lending collateral 4,866
Bilateral swap premiums received 2,795
Unrealized loss on forward currency exchange contracts 288
Payable for shares redeemed 257
Investment management fees payable 166
Options written (premiums $76) 92
Other liabilities 463
Total liabilities 98,387
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 672,558

T. ROWE PRICE Total Return Fund
November 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (130,193)
Paid-in capital applicable to 79,617,789 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 802,751
NET ASSETS $ 672,558
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $102,979; Shares outstanding: 12,196,233) $ 8.44
Advisor Class
(Net assets: $792; Shares outstanding: 93,786) $ 8.45
I Class
(Net assets: $568,787; Shares outstanding: 67,327,770) $ 8.45

T. ROWE PRICE Total Return Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
11/30/24
Investment Income (Loss)
Income
.
  Interest $ 17,825
Dividend 594
Securities lending 14
Total income 18,433
Expenses
Investment management 1,020
Shareholder servicing
Investor Class $ 90
Advisor Class 1
I Class 18 109
Rule 12b-1 fees
Advisor Class 1
Prospectus and shareholder reports
Investor Class 6
I Class 3 9
Custody and accounting 134
Registration 39
Legal and audit 25
Directors 1
Miscellaneous 11
Waived / paid by Price Associates (189)
Total expenses 1,160
Net investment income 17,273

T. ROWE PRICE Total Return Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (2,421)
Futures 277
Swaps 845
Options written 82
Forward currency exchange contracts 810
Foreign currency transactions (235)
Net realized loss (642)
Change in net unrealized gain / loss
Securities 15,487
Futures 1,075
Swaps 158
Options written (171)
Forward currency exchange contracts 47
Other assets and liabilities denominated in foreign currencies 12
Change in net unrealized gain / loss 16,608
Net realized and unrealized gain / loss 15,966
INCREASE IN NET ASSETS FROM OPERATIONS $ 33,239

T. ROWE PRICE Total Return Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
11/30/24
Year
Ended
5/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 17,273 $ 33,856
Net realized loss (642) (39,956)
Change in net unrealized gain / loss 16,608 17,640
Increase in net assets from operations 33,239 11,540
Distributions to shareholders
Net earnings
Investor Class (2,530) (3,996)
Advisor Class (18) (32)
I Class (14,559) (26,793)
Tax return of capital – –
Investor Class – (503)
Advisor Class – (4)
I Class – (3,035)
Decrease in net assets from distributions (17,107) (34,363)
Capital share transactions
*
Shares sold
Investor Class 19,329 46,136
Advisor Class 25 24
I Class 36,320 66,567
Distributions reinvested
Investor Class 2,477 4,439
Advisor Class 18 36
I Class 11,624 23,340
Shares redeemed
Investor Class (17,058) (40,773)
Advisor Class (26) (101)
I Class (42,417) (115,840)
Increase (decrease) in net assets from capital
share transactions 10,292 (16,172)

T. ROWE PRICE Total Return Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/24
Year
Ended
5/31/24
Net Assets
Increase (decrease) during period 26,424 (38,995)
Beginning of period 646,134 685,129
End of period $ 672,558 $ 646,134
*Share information (000s)
Shares sold
Investor Class 2,277 5,530
Advisor Class 3 3
I Class 4,286 8,046
Distributions reinvested
Investor Class 293 536
Advisor Class 2 4
I Class 1,374 2,815
Shares redeemed
Investor Class (2,017) (4,928)
Advisor Class (3) (12)
I Class (4,984) (13,926)
Increase (decrease) in shares outstanding 1,231 (1,932)

T. ROWE PRICE Total Return Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Total Return Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as a diversified, open-
end management investment company. The fund seeks to maximize total return through income and, secondarily, capital appreciation.The fund has three classes of shares: the Total Return Fund (Investor Class), the Total
Return Fund–Advisor Class (Advisor Class) and the Total Return Fund–I Class
(I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and
I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected

T. ROWE PRICE Total Return Fund

as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as

T. ROWE PRICE Total Return Fund

may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In November 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280) –
Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. In addition, the ASU clarifies that a public entity with a single reportable segment provide all disclosures required by the ASU and all existing segment disclosures in Topic 280. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
In December 2023, the FASB issued Accounting Standards Update (ASU),
ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes
Disclosures, which enhances the transparency of income tax disclosures.
The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation

T. ROWE PRICE Total Return Fund

risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE Total Return Fund

Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are

T. ROWE PRICE Total Return Fund

not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
November 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Total Return Fund

($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 414,648 $ — $ 414,648
Bank Loans — 50,079 845 50,924
Common Stocks 1 — — 1
Convertible Preferred Stocks 757 — — 757
Corporate Bonds — 136,353 1,297 137,650
Non-U.S. Government
Mortgage-Backed Securities — 53,802 344 54,146
Preferred Stocks — — 1,285 1,285
Short-Term Investments 22,878 — — 22,878
Securities Lending Collateral 4,866 — — 4,866
Options Purchased — 547 — 547
Total Securities 28,502 655,429 3,771 687,702
Swaps* — 186 — 186
Forward Currency Exchange
Contracts — 474 — 474
Futures Contracts* 1,189 — — 1,189
Total $ 29,691 $ 656,089 $ 3,771 $ 689,551
Liabilities
Options Written — 92 — 92
Swaps* — 2,876 — 2,876
Forward Currency Exchange
Contracts — 288 — 288
Futures Contracts* 204 — — 204
Total $ 204 $ 3,256 $ — $ 3,460
1
Includes Asset-Backed Securities, Convertible Bonds, Foreign Government Obligations
& Municipalities, Municipal Securities, U.S. Government & Agency Mortgage-Backed
Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Total Return Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of
Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
November 30, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE Total Return Fund

($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Centrally Cleared Swaps, Futures,
Securities^ $ 1,807
Foreign exchange derivatives Forwards 474
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps 115
Equity derivatives Futures —†
^
,*
Total $ 2,396
^
,*
Liabilities
Interest rate derivatives Futures $ 204
Foreign exchange derivatives Forwards 288
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps, Options
Written 2,968
Total $ 3,460
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
† Amount represents less than $1,000.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.

T. ROWE PRICE Total Return Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 37 $ 37
Interest rate
derivatives (167) 188 315 — 149 485
Foreign
exchange
derivatives — — — 810 — 810
Credit
derivatives 141 (106) — — 659 694
Equity
derivatives (423) — (38) — — (461)
Total $ (449) $ 82 $ 277 $ 810 $ 845 $ 1,565

T. ROWE PRICE Total Return Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 14 $ 14
Interest rate
derivatives 165 (119) 1,075 — (38) 1,083
Foreign
exchange
derivatives — — — 47 — 47
Credit
derivatives — (52) — — 182 130
Equity
derivatives 412 — — — — 412
Total $ 577 $ (171) $ 1,075 $ 47 $ 158 $ 1,686
^ Options purchased are reported as securities.

T. ROWE PRICE Total Return Fund

to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to
$250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of November 30, 2024, securities valued at $2,050,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of November 30, 2024, no collateral was pledged by

T. ROWE PRICE Total Return Fund

counterparties to the fund for bilateral derivatives. As of November 30, 2024, securities valued at $4,588,000 had been posted by the fund for exchange-
traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended November 30, 2024, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 2% and 4% of net assets.
Futures Contracts  The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; as a cash management tool; or to adjust portfolio duration. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place.
The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and

T. ROWE PRICE Total Return Fund

other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying
Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended
November 30, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 17% and 19% of net assets.
Options   The fund is subject to interest rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure.
The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities.
Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. In return for a premium paid, options on

T. ROWE PRICE Total Return Fund

swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates and credit ratings; and, for options written, the potential for losses
to exceed
any premium received by the fund. During the six months ended November 30,
2024, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 4% and 36% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure.
Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of
Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying
Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of
Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included

T. ROWE PRICE Total Return Fund

in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of November 30, 2024, the notional amount of protection sold by the fund totaled $64,147,000 (9.5% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied

T. ROWE PRICE Total Return Fund

to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-
traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between
12% and 19% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience

T. ROWE PRICE Total Return Fund

delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-only (PO) strip.
MBS, including IOs and POs, are sensitive to changes in economic conditions

T. ROWE PRICE Total Return Fund

that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-than-anticipated prepayments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage
Obligations  The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities
Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA
Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated
MSFTA Transactions and collateral received, if any, from such counterparty. As of November 30, 2024, securities valued at $16,000 had been posted by the fund to counterparties for MSFTA Transactions. Collateral pledged by counterparties to the fund for MSFTA Transactions consisted of securities valued at $346,000 as of November 30, 2024.
Dollar Rolls   The fund enters into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns.
While the fund may enter into dollar roll transactions with the intention of taking

T. ROWE PRICE Total Return Fund

possession of the underlying mortgage securities, it may also close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is

T. ROWE PRICE Total Return Fund

at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
November 30, 2024, the value of loaned securities was $4,666,000; the value of cash collateral and related investments was $4,866,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term and U.S. government securities aggregated $131,646,000 and $133,047,000, respectively, for the six months ended November 30, 2024. Purchases and sales of U.S. government securities aggregated $431,396,000 and $423,859,000, respectively, for the six months ended November 30, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net

T. ROWE PRICE Total Return Fund

investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2024, the fund had
$103,031,000 of available capital loss carryforwards.
At November 30, 2024, the cost of investments (including derivatives, if any) for federal income tax purposes was $710,322,000. Net unrealized loss aggregated
$24,162,000 at period-end, of which $10,387,000 related to appreciated investments and $34,549,000 related to depreciated investments.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.02%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At November 30, 2024, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense

T. ROWE PRICE Total Return Fund

limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended November 30, 2024 as indicated
in the table below Including these amounts, expenses previously waived/paid by Price Associates in the amount of $1,137,000 remain subject to repayment by the fund at November 30, 2024. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.46% 0.75% 0.02%
Expense limitation date 09/30/25 09/30/25 09/30/25
(Waived)/repaid during the period ($000s) $(48) $(1) $(140)

T. ROWE PRICE Total Return Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six months ended November 30, 2024, expenses incurred pursuant to these service agreements were $65,000 for Price Associates; $61,000 for T. Rowe Price
Services, Inc.; and less than $1,000 for T. Rowe Price Retirement Plan
Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended November 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.

T. ROWE PRICE Total Return Fund

NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F228-051 1/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Total Return Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 17, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 17, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 17, 2025